FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2789
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end: 12/31

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Cable & Wireless Communication PLC	United Kingdom	28,230,271	16,296,978
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Telecom Italia SpA	Italy	17,714,521	17,392,415
Telenor ASA	Norway	2,482,150	38,269,044
			126,133,029
Electric Utilities 2.3%			
Brookfield Infrastructure Partners LP	Canada	415,348	10,109,570
E.ON AG	Germany	1,698,600	36,686,953
Exelon Corp.	United States	857,625	36,543,401
[a,d]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	4,353,435	—
			83,339,924
Energy Equipment & Services 2.4%			
Ensco PLC, ADR	United States	891,345	36,037,078
Transocean Ltd.	United States	1,086,965	51,891,709
			87,928,787
Food & Staples Retailing 2.8%			
CVS Caremark Corp.	United States	3,060,780	102,780,992
Food Products 2.0%			
[f]Farmer Brothers Co.	United States	885,710	4,880,262
Kraft Foods Inc., A	United States	1,087,669	36,523,925
Nestle SA	Switzerland	562,300	30,954,415
			72,358,602
Health Care Equipment & Supplies 2.3%			
[a]Boston Scientific Corp.	United States	5,065,350	29,936,218
Medtronic Inc.	United States	1,650,770	54,871,595
			84,807,813
Health Care Providers & Services 3.3%			
[a]Community Health Systems Inc.	United States	1,761,580	29,312,691
[a]Medco Health Solutions Inc.	United States	959,790	45,004,553
UnitedHealth Group Inc.	United States	1,035,935	47,777,323
			122,094,567
Household Durables 0.8%			
[a]Toll Brothers Inc.	United States	1,914,381	27,624,518
Insurance 6.8%			
ACE Ltd.	United States	627,010	37,996,806
Ageas	Belgium	14,109,160	24,832,647
[a]Alleghany Corp.	United States	31,369	9,049,957
American International Group Inc.	United States	1,335,310	29,310,054
[a,d]Olympus Re Holdings Ltd.	United States	106,700	—
RenaissanceRe Holdings Ltd.	United States	461,120	29,419,456
Symetra Financial Corp.	United States	2,538,705	20,690,446
White Mountains Insurance Group Ltd.	United States	239,181	97,047,691
			248,347,057
Internet Software & Services 2.2%			
[a]Google Inc., A	United States	63,060	32,436,803
[a,g,h]Open Text Corp.	Canada	921,244	48,015,237
			80,452,040
IT Services 0.0%[†]			
Glodyne Technoserve Ltd.	India	91,839	688,798
Marine 0.9%			
A.P. Moller - Maersk AS, B	Denmark	5,590	32,830,392
Media 7.4%			
British Sky Broadcasting Group PLC	United Kingdom	3,616,827	37,242,741
News Corp., A	United States	4,181,207	64,683,272
Reed Elsevier PLC	United Kingdom	5,032,343	38,497,627
Time Warner Cable Inc.	United States	1,398,966	87,673,199

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 3.9%			
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	13,163	13,163
Clear Channel Communications Inc.,			
[i]Delayed Draw 2 Term Loan, 3.889%, 1/29/16	United States	3,422,000	2,421,065
senior note, 9.00%, 3/01/21	United States	5,339,000	3,990,903
[j]senior note, PIK, 11.00%, 8/01/16	United States	7,227,000	3,685,770
[i]Tranche B Term Loan, 3.889%, 1/29/16	United States	19,549,000	14,066,287
[i]Tranche C Term Loan, 3.889%, 1/29/16	United States	4,987,652	3,485,122
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	4,365,000	4,523,231
[h]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	4,621,000	4,713,420
[g]9.75%, 8/15/13	Canada	6,752,000	6,887,040
Realogy Corp.,			
[i]Extended First Lien Term Loan, 4.522%, 10/10/16	United States	35,175,197	28,814,361
[i]Extended Revolver, 7.23%, 4/10/16	United States	764,057	607,903
[i]Extended Synthetic Letter of Credit, 4.462%, 10/10/16	United States	3,160,171	2,588,708
Second Lien Term Loan, 13.50%, 10/15/17	United States	1,639,000	1,611,957
[k]senior secured note, 144A, 7.875%, 2/15/19	United States	1,968,000	1,495,680
Rite Aid Corp., senior note,			
8.625%, 3/01/15	United States	4,767,000	4,254,547
9.375%, 12/15/15	United States	5,542,000	4,793,830
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.726%, 10/10/17	United States	46,282,735	30,978,423
[k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	28,306,000	22,786,330
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $161,232,176)			141,717,740
Senior Floating Rate Interests in Reorganization 0.5%			
[i,m,n]Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	2,320,000	1,247,000
Initial Tranche B Term Loan, 5.25%	United States	31,179,000	17,109,476
Total Senior Floating Rate Interests in Reorganization (Cost $20,858,083)			18,356,476
		Shares	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	48,268,724	279,959
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	252,604
[a,d,e,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,b,c]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
Total Companies in Liquidation (Cost $5,687,631)			532,563
		Principal Amount	
Municipal Bonds 1.5%			
Brazos River Authority PCR, TXU Electric Co. Project, Mandatory Put 11/01/11, Refunding, Series C, 5.75%, 5/01/36	United States	43,505,000	43,357,518
Sabine River Authority PCR, TXU Electric Co. Project, Mandatory Put 11/01/11, Refunding, Series B, 5.75%, 5/01/30	United States	13,205,000	13,160,235
Total Municipal Bonds (Cost $56,322,201)			56,517,753
Total Investments before Short Term Investments (Cost $3,387,167,008)			3,300,140,238
Short Term Investments 7.7%			
U.S. Government and Agency Securities 7.0%			
[o]FHLB, 10/03/11	United States	1,100,000	1,100,000
[g,o]U.S. Treasury Bills,			
3/15/12	United States	50,000,000	49,990,300
10/06/11 - 3/22/12	United States	205,000,000	204,979,562
Total U.S. Government and Agency Securities (Cost $256,069,872)			256,069,862
Total Investments before Money Market Funds and Repurchase Agreements (Cost $3,643,236,880)			3,556,210,100
[p]Repurchase Agreements (Cost $25,900,000) 0.7%			
Credit Suisse Securities (USA) LLC, 0.05%, 10/03/11 (Market Value $25,900,108) Collateralized by U.S. Treasury Notes, 1.00%, 9/30/16 (valued at $26,422,203)	United States	25,900,000	25,900,000

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) (continued)

Country	Shares	Value
Investments from Cash Collateral Received for Loaned Securities 0.0%†			
Money Market Funds 0.0%†			
[a]BNY Institutional Cash Reserve Fund, Series B	United States	64,179	51,343
[c]BNY Mellon Overnight Government Fund, 0.09%	United States	326,321	326,321
Total Money Market Funds (Cost $390,500)			377,664
Total Investments (Cost $3,669,527,380) 98.1%			3,582,487,764
Options Written (0.0)%†			(1,012,300)
Securities Sold Short (0.8)%			(28,819,330)
Other Assets, less Liabilities 2.7%			98,051,066
Net Assets 100.0%			$ 3,650,707,200

	Country	Contracts	Value
Options Written (0.0)%†			
Call Options (0.0)%†			
Internet Software & Services (0.0)%†			
Open Text Corp., October $60 Calls, 10/22/11	Canada	900	$ (27,000)
Paper & Forest Products (0.0)%†			
International Paper Co., November $28 Calls, 11/19/11	United States	1,500	(63,000)
Tobacco (0.0)%†			
Lorillard Inc., December $115 Calls, 12/17/11	United States	1,000	(575,000)
Put Options (0.0)%†			
Paper & Forest Products (0.0)%†			
International Paper Co., November $21 Puts, 11/19/11	United States	1,500	(178,500)
Tobacco (0.0)%†			
Lorillard Inc., December $97.50 Puts, 12/17/11	United States	400	(168,800)
Total Options Written (Premiums Received $1,392,724)			$ (1,012,300)

	Country	Shares	Value
Securities Sold Short (Proceeds $40,146,599) (0.8)%			
Health Care Providers & Services (0.8)%			
Express Scripts Inc.	United States	777,430	$ (28,819,330)

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) (continued)

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) (continued)

At September 30, 2011, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Mutual Beacon Fund

Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT - Bank of America NA
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co., NA

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
PCR - Pollution Control Revenue
PIK - Payment-In-Kind

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
'Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30,2011, the aggregate value of these securities was $18,715,259, representing 1.14% of net assets.
d See Note 5 regarding restricted securities.
'See Note 6 regarding holdings of 5% voting securities.
fThe coupon rate shown represents the rate at period end.
9 Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from reg istration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2011, the aggregate value of these securities was $2,450,000, representing 0.15% of net assets.
h Defaulted security or security for which income has been deemed uncollectible.
iThe security is traded on a discount basis with no stated coupon rate.
j Security or a portion of the security has been pledged as collateral for open futures and written options contracts. At September 30, 2011, the value of this security and/or cash pledged as collateral was $3,155,881, representing 0.19% of net assets.
kAt September 30,2011, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Counterparty

BANT - Bank of America NA
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND- Svenska Handelsbanken
HSBC- HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co., NA

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
PC - Participation Certificate

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Mutual Financial Services Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

	Country	Principal Amount*		Value
Corporate Bonds and Notes 1.6%				
[a,e]Catlin Insurance Co. Ltd., pfd., junior sub. stock, 144A, 7.249%, Perpetual	Bermuda	3,000,000		2,602,500
[e]EGG Banking PLC, sub. note, 19, 7.50% to 12/09/13, FRN thereafter, Perpetual	United Kingdom	1,740,000	GBP	2,446,273
Total Corporate Bonds and Notes (Cost $2,116,450)				5,048,773
		Shares		
Companies in Liquidation (Cost $—) 0.0%				
[a,c]FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
Total Investments before Short Term Investments (Cost $356,795,768)				287,860,554
		Principal Amount*		
Short Term Investments 6.2%				
U.S. Government and Agency Securities 2.6%				
[f]FHLB, 10/03/11	United States	500,000		500,000
[f]U.S. Treasury Bills,				
[g]3/08/12	United States	3,000,000		2,999,418
3/22/12	United States	5,000,000		4,998,870
Total U.S. Government and Agency Securities (Cost $8,499,271)				8,498,288
Total Investments before Money Market Funds and Repurchase Agreements (Cost $365,295,039)				296,358,842
		Shares		
Money Market Funds (Cost $57,872) 0.0%†				
[a]BNY Institutional Cash Reserve Fund, Series B	United States	57,872		46,298
		Principal Amount*		
[h]**Repurchase Agreements (Cost $11,400,000) 3.6%**				
Credit Suisse Securities (USA) LLC, 0.05%, 10/03/11 (Maturity Value $11,400,048) Collateralized by U.S. Treasury Notes, 1.00%, 9/30/16 (valued at $11,631,377)	United States	11,400,000		11,400,000
Total Investments (Cost $376,752,911) 95.7%				307,805,140
Other Assets, less Liabilities 4.3%				13,789,397
Net Assets 100.0%				$ 321,594,537

tRounds to less than 0,1% of net assets,
'The principal amount is stated in U,S, dollars unless otherwise indicated,
aNon-income producing,
b See Note 6 regarding holdings of 5% voting securities,
cSee Note 5 regarding restricted securities,
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933, These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees, At
September 30, 2011, the aggregate value of these securities was $10,232,831, representing 3,18% of net assets,
'Perpetual security with no stated maturity date,
fThe security is traded on a discount basis with no stated coupon rate,
9Security or a portion of the security has been pledged as collateral for open future contracts, At September 30,2011, the value of this security was $83,984, representing
0,03% of net assets,
hAt September 30,2011, all repurchase agreements had been entered into on that date,

Mutual Financial Services Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	5	$ 838,438	12/19/11	$ 24,907	$ -
GBP/USD	Short	20	1,951,125	12/19/11	21,681	-
Unrealized appreciation (depreciation)					46,588	-
Net unrealized appreciation (depreciation)					$ 46,588	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	HSBC	Buy	906,272	$ 1,479,150	10/17/11	$ -	$ (66,969)
British Pound	BBU	Buy	352,983	557,736	10/17/11	-	(7,706)
British Pound	HSBC	Sell	2,999,453	4,793,125	10/17/11	119,284	-
British Pound	DBFX	Sell	397,113	654,809	10/17/11	36,016	-
Euro	HSBC	Buy	496,904	685,531	10/18/11	-	(20,045)
Euro	DBFX	Buy	1,033,047	1,396,758	10/18/11	-	(13,234)
Euro	BBU	Buy	75,148	108,055	10/18/11	-	(7,412)
Euro	BANT	Buy	37,574	54,034	10/18/11	-	(3,713)
Euro	DBFX	Sell	1,734,430	2,495,672	10/18/11	172,809	-
Euro	HSBC	Sell	1,387,544	1,995,289	10/18/11	136,999	-
Japanese Yen	BANT	Sell	1,090,292,863	13,251,342	10/20/11	-	(895,708)
Japanese Yen	DBFX	Sell	85,000,000	1,054,852	10/20/11	-	(48,062)
Japanese Yen	DBFX	Buy	139,468,091	1,822,261	10/20/11	-	(12,598)
Japanese Yen	BANT	Buy	33,770,000	442,682	10/20/11	-	(4,501)
Japanese Yen	SSBT	Buy	24,425,000	318,569	10/20/11	-	(1,643)
Japanese Yen	SSBT	Buy	18,200,000	224,453	10/20/11	11,700	-
Japanese Yen	DBFX	Buy	87,445,000	1,060,955	10/20/11	53,684	-
Japanese Yen	BANT	Buy	61,425,850	794,243	10/20/11	2,786	-
Japanese Yen	BBU	Sell	80,000,000	1,043,841	10/20/11	5,805	-
Danish Krone	HAND	Buy	15,108,656	2,902,194	10/26/11	-	(182,954)
Danish Krone	DBFX	Buy	1,132,310	216,315	10/26/11	-	(12,523)
Danish Krone	BANT	Buy	920,000	177,778	10/26/11	-	(12,197)
Danish Krone	SSBT	Buy	400,000	76,369	10/26/11	-	(4,377)
Danish Krone	HAND	Sell	17,560,966	3,375,097	10/26/11	214,492	-
South Korean Won	BANT	Buy	1,100,000,000	1,017,576	11/03/11	-	(88,373)
South Korean Won	BANT	Buy	2,649,240,400	2,221,007	11/03/11	16,886	-
South Korean Won	BANT	Sell	22,131,270,000	20,179,165	11/03/11	1,484,214	-
British Pound	BANT	Sell	11,340,927	18,326,376	11/18/11	660,228	-
British Pound	BBU	Sell	3,795,464	6,141,060	11/18/11	228,737	-
British Pound	SSBT	Sell	1,392,116	2,251,748	11/18/11	83,201	-
British Pound	HAND	Sell	90,000	141,344	11/18/11	1,148	-
British Pound	SSBT	Sell	4,063,924	6,401,087	12/16/11	72,271	-
British Pound	DBFX	Sell	3,927,033	6,185,077	12/16/11	69,444	-
Norwegian Krone	DBFX	Buy	5,754,660	995,841	12/19/11	-	(19,745)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co., N.A.

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Mutual Global Discovery Fund

Statement of Investments, September 30,2011 (unaudited) (continued)

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	2,062	$ 345,771,625	12/19/11	$ 10,279,695	$ -
GBP/USD	Short	794	77,459,663	12/19/11	866,888	-
Unrealized appreciation (depreciation)					11,146,583	-
Net unrealized appreciation (depreciation)					$ 11,146,583	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BANT	Buy	31,240,502	$ 51,449,827	10/17/11	$ -	$ (2,769,897)
British Pound	BBU	Buy	24,392,052	39,275,937	10/17/11	-	(1,267,476)
British Pound	HSBC	Buy	9,553,609	15,604,154	10/17/11	-	(717,421)
British Pound	BANT	Sell	250,471,900	407,743,205	10/17/11	17,450,030	-
British Pound	HSBC	Sell	165,034,890	263,725,754	10/17/11	6,563,209	-
British Pound	DBFX	Sell	11,687,610	19,247,823	10/17/11	1,035,823	-
Euro	BBU	Buy	20,205,642	29,053,693	10/18/11	-	(1,992,974)
Euro	HSBC	Buy	11,852,821	16,967,228	10/18/11	-	(1,093,154)
Euro	BANT	Buy	10,102,821	14,528,665	10/18/11	-	(998,305)
Euro	DBFX	Buy	448,300	606,136	10/18/11	-	(5,743)
Euro	SSBT	Buy	90,760	122,244	10/18/11	-	(693)
Euro	DBFX	Sell	256,131,480	368,547,586	10/18/11	25,519,534	-
Euro	HSBC	Sell	204,905,184	294,653,654	10/18/11	20,231,212	-
Euro	BBU	Sell	44,732,657	64,593,956	10/18/11	4,685,053	-
Japanese Yen	BANT	Sell	8,505,992,334	103,360,819	10/20/11	-	(7,008,333)
Japanese Yen	DBFX	Sell	2,240,905,875	27,469,759	10/20/11	-	(1,607,022)
Japanese Yen	HSBC	Sell	647,972,570	7,840,000	10/20/11	-	(567,741)
Japanese Yen	BBU	Sell	366,188,760	4,410,000	10/20/11	-	(341,467)
Japanese Yen	DBFX	Buy	438,611,703	5,721,071	10/20/11	-	(29,883)
Japanese Yen	HSBC	Buy	62,198,741	811,253	10/20/11	-	(4,195)
Japanese Yen	BBU	Buy	399,900,000	5,190,709	10/20/11	-	(1,823)
Japanese Yen	BANT	Buy	2,699,819,383	33,423,384	10/20/11	1,608,010	-
Japanese Yen	DBFX	Buy	2,717,415,169	33,935,823	10/20/11	1,323,885	-
Japanese Yen	BBU	Buy	2,762,376,220	34,320,931	10/20/11	1,522,167	-
Japanese Yen	SSBT	Buy	190,938,916	2,368,535	10/20/11	108,985	-
Japanese Yen	HSBC	Buy	217,854,044	2,792,683	10/20/11	42,946	-
Japanese Yen	HSBC	Sell	245,050,365	3,196,670	10/20/11	17,030	-
Canadian Dollar	BANT	Sell	66,705,271	70,131,179	10/31/11	6,494,121	-
New Zealand Dollar	DBFX	Buy	1,257,482	1,023,631	11/16/11	-	(67,811)
New Zealand Dollar	BANT	Buy	974,100	757,402	11/16/11	-	(16,982)
New Zealand Dollar	DBFX	Sell	18,177,361	14,954,388	11/16/11	1,137,657	-
British Pound	BANT	Sell	125,778,747	203,195,236	11/18/11	7,265,407	-
British Pound	BBU	Sell	42,250,278	68,316,922	11/18/11	2,502,228	-

Mutual Global Discovery Fund
Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT Bank of America NA
BBU Barclays Bank PLC
DBFX Deutsche Bank AG
HAND Svenska Handelsbanken
HSBC HSBC Bank USA, NA
SSBT State Street Bank and Trust Co., NA

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
PC - Participation Certificate
PIK - Payment-In-Kind

Mutual International Fund
Statement of Investments, September 30, 2011 (unaudited)

	Country	Shares		Value
Common Stocks 86.9%				
Air Freight & Logistics 0.5%				
PostNL NV	Netherlands	7,752	$	33,901
TNT Express NV	Netherlands	7,322		50,510
				84,411
Auto Components 1.0%				
[a]Continental AG	Germany	3,248		185,714
Automobiles 0.8%				
Daimler AG (EUR Traded)	Germany	3,344		148,026
Daimler AG (USD Traded)	Germany	103		4,559
				152,585
Beverages 3.4%				
Asahi Group Holdings Ltd.	Japan	10,396		222,376
Foster's Group Ltd.	Australia	51,220		260,231
Pernod Ricard SA	France	1,680		131,502
				614,109
Capital Markets 3.7%				
F&C Asset Management PLC	United Kingdom	159,590		161,456
Mirae Asset Securities Co. Ltd.	South Korea	5,250		123,414
Sun Hung Kai & Co. Ltd.	Hong Kong	243,488		123,736
[a]UBS AG (CHF Traded)	Switzerland	10,280		117,582
Woori Investment & Securities Co. Ltd.	South Korea	15,600		143,123
				669,311
Chemicals 1.8%				
Koninklijke DSM NV	Netherlands	2,749		119,496
Linde AG	Germany	1,491		199,471
				318,967
Commercial Banks 6.1%				
Aozora Bank Ltd.	Japan	131,708		305,821
Hana Financial Group Inc.	South Korea	7,610		220,701
KB Financial Group Inc.	South Korea	5,243		172,792
KB Financial Group Inc., ADR	South Korea	2,520		82,555
Korea Exchange Bank	South Korea	28,590		167,136
Woori Finance Holdings Co. Ltd.	South Korea	17,040		144,116
				1,093,121
Commercial Services & Supplies 1.8%				
Edenred	France	4,007		95,437
[d]Transfield Services Ltd.	Australia	122,401		222,738
				318,175
Construction & Engineering 4.6%				
[d]Boart Longyear Group	Australia	101,248		250,409
Henderson Investment Ltd.	Hong Kong	2,930,250		182,954
[a]KHD Humboldt Wedag International AG	Germany	32,145		198,653
Vinci SA	France	4,596		197,087
				829,103
Construction Materials 1.5%				
CRH PLC	Ireland	8,481		132,286
SA des Ciments Vicat	France	2,154		140,326
				272,612
Containers & Packaging 1.4%				
Rexam PLC	United Kingdom	54,237		260,492
Diversified Financial Services 3.3%				
[a]Deutsche Boerse AG	Germany	1,560		78,319
First Pacific Co. Ltd.	Hong Kong	252,042		222,464

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual International Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Osaka Securities Exchange Co. Ltd.	Japan	65	301,012
			601,795
Diversified Telecommunication Services 2.1%			
Telecom Italia SpA	Italy	103,702	101,816
Telefonica SA	Spain	4,917	95,004
Vivendi	France	8,759	178,293
			375,113
Electric Utilities 1.0%			
E.ON AG	Germany	8,709	188,100
[a,b]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	30,822	—
			188,100
Electrical Equipment 0.1%			
Alstom SA	France	412	13,568
Energy Equipment & Services 0.2%			
[a]Dockwise Ltd.	Norway	3,380	42,241
Food & Staples Retailing 3.8%			
FamilyMart Co. Ltd.	Japan	6,200	238,703
Koninklijke Ahold NV	Netherlands	15,239	179,173
Lawson Inc.	Japan	4,600	261,357
			679,233
Food Products 3.1%			
China Fishery Group Ltd.	China	370,739	311,612
Nestle SA	Switzerland	2,283	125,678
[a]People's Food Holdings Ltd.	China	265,000	130,247
			567,537
Hotels, Restaurants & Leisure 3.1%			
Accor SA	France	5,382	143,280
Ladbrokes PLC	United Kingdom	66,963	123,864
REXLot Holdings Ltd.	Hong Kong	4,853,968	291,608
			558,752
Household Durables 1.8%			
[a]Berkeley Group Holdings PLC	United Kingdom	9,975	183,510
Skyworth Digital Holdings Ltd.	Hong Kong	397,566	136,068
			319,578
Industrial Conglomerates 3.4%			
[a]Gallant Venture Ltd.	Singapore	299,000	61,838
Jardine Matheson Holdings Ltd.	Hong Kong	2,600	118,178
Jardine Strategic Holdings Ltd.	Hong Kong	4,200	109,951
Shanghai Industrial Holdings Ltd.	China	68,350	190,766
Shun Tak Holdings Ltd.	Hong Kong	356,000	128,084
			608,817
Insurance 9.1%			
ACE Ltd.	United States	3,157	191,314
Ageas	Belgium	83,893	147,655
AXA SA	France	8,826	114,572
Catlin Group Ltd.	United Kingdom	31,826	184,294
Hiscox Ltd.	United Kingdom	31,679	181,228
Lancashire Holdings Ltd.	United Kingdom	18,861	201,574
Resolution Ltd.	United Kingdom	74,634	288,408
RSA Insurance Group PLC	United Kingdom	101,480	174,698
Zurich Financial Services AG	Switzerland	770	160,386
			1,644,129
Machinery 0.7%			
[a]KUKA AG	Germany	6,818	122,794
Marine 0.8%			
A.P. Moller - Maersk AS, B	Denmark	24	140,953

Mutual International Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Media 4.3%			
[a]Austar United Communications Ltd.	Australia	248,135	275,987
British Sky Broadcasting Group PLC	United Kingdom	10,861	111,836
Eutelsat Communications	France	2,184	87,716
Sinomedia Holding Ltd.	China	809,800	213,234
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	29,504	89,946
			778,719
Metals & Mining 0.9%			
ThyssenKrupp AG	Germany	7,009	171,532
Multi-Utilities 2.7%			
GDF Suez	France	7,479	222,164
Hera SpA	Italy	94,416	144,171
Iren SpA	Italy	98,861	116,065
			482,400
Multiline Retail 1.7%			
Marks & Spencer Group PLC	United Kingdom	25,657	124,846
New World Department Store China	China	308,000	173,719
			298,565
Oil, Gas & Consumable Fuels 3.0%			
BP PLC	United Kingdom	27,280	163,457
Royal Dutch Shell PLC, A	United Kingdom	5,743	177,059
Total SA, B	France	4,363	192,450
			532,966
Pharmaceuticals 4.1%			
Merck KGaA	Germany	1,117	91,159
Novartis AG	Switzerland	3,639	203,269
Roche Holding AG	Switzerland	1,430	230,950
Sanofi	France	3,295	216,298
			741,676
Real Estate Investment Trusts (REITs) 1.5%			
The Link REIT	Hong Kong	38,000	119,818
Parkway Life REIT	Singapore	108,000	150,690
			270,508
Real Estate Management & Development 1.6%			
Franshion Properties China Ltd.	China	1,337,360	207,000
Renhe Commercial Holdings Co. Ltd.	China	666,000	70,119
			277,119
Software 1.3%			
Nintendo Co. Ltd.	Japan	651	95,932
Polaris Software Lab Ltd.	India	50,528	135,665
			231,597
Tobacco 2.4%			
British American Tobacco PLC	United Kingdom	4,893	206,508
Imperial Tobacco Group PLC	United Kingdom	6,530	220,447
			426,955
Trading Companies & Distributors 1.7%			
Mitsubishi Corp.	Japan	4,200	86,735
Mitsui & Co. Ltd.	Japan	5,800	85,318
Seven Group Holdings Ltd.	Australia	17,019	129,626
			301,679
Water Utilities 0.5%			
Guangdong Investment Ltd.	China	156,000	96,562
Wireless Telecommunication Services 2.1%			
NTT DoCoMo Inc.	Japan	95	174,621
Vodafone Group PLC	United Kingdom	78,921	203,253
			377,874
Total Common Stocks (Cost $17,613,862)			15,649,362

Mutual International Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Preferred Stocks 1.4%			
Automobiles 1.4%			
Porsche Automobile Holding SE, pfd.	Germany	3,550	167,980
Volkswagen AG, pfd.	Germany	566	75,088
Total Preferred Stocks (Cost $285,337)			243,068
Total Investments before Short Term Investments (Cost $17,899,199)			15,892,430
		Principal Amount*	
Short Term Investments (Cost $1,500,000) 8.3%			
U.S. Government and Agency Securities 8.3%			
[c]FHLB, 10/03/11	United States	1,500,000	1,500,000
Total Investments (Cost $19,399,199) 96.6%			17,392,430
Other Assets, less Liabilities 3.4%			617,050
Net Assets 100.0%			$ 18,009,480

Mutual International Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

At September 30, 2011 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BANT	Sell	70,435,500	$ 855,756	10/20/11	$ -	$ (58,177)
Japanese Yen	DBFX	Sell	22,289,400	274,427	10/20/11	-	(14,788)
Japanese Yen	SSBT	Sell	10,900,000	131,286	10/20/11	-	(10,147)
Japanese Yen	BANT	Buy	2,663,590	34,724	10/20/11	-	(162)
Japanese Yen	DBFX	Buy	1,787,000	23,344	10/20/11	-	(157)
Japanese Yen	SSBT	Buy	1,600,000	19,583	10/20/11	1,177	-
Japanese Yen	DBFX	Buy	1,405,786	17,459	10/20/11	781	-
Japanese Yen	HSBC	Sell	4,927,151	64,274	10/20/11	342	-
Japanese Yen	BBU	Sell	12,700,000	165,710	10/20/11	921	-
South Korean Won	BANT	Buy	55,000,000	50,879	11/03/11	-	(4,419)
South Korean Won	BANT	Buy	140,869,680	118,050	11/03/11	947	-
South Korean Won	BANT	Sell	1,132,988,000	1,031,729	11/03/11	74,660	-
British Pound	DBFX	Buy	44,904	73,987	11/18/11	-	(4,039)
British Pound	SSBT	Buy	59,470	92,044	11/18/11	595	-
British Pound	BBU	Sell	426,165	689,535	11/18/11	25,683	-
British Pound	SSBT	Sell	156,311	252,833	11/18/11	9,342	-
British Pound	BANT	Sell	852,331	1,379,829	11/18/11	52,125	-
British Pound	HSBC	Sell	25,800	40,336	11/18/11	490	-
Australian Dollar	BBU	Sell	26,944	28,465	12/21/11	2,637	-
Australian Dollar	BANT	Sell	222,600	221,855	12/21/11	9,538	-
Swiss Franc	DBFX	Buy	94,500	129,181	2/10/12	-	(24,604)
Swiss Franc	BANT	Buy	2,590	2,873	2/10/12	-	(48)
Swiss Franc	BBU	Sell	337,708	442,742	2/10/12	69,022	-
Swiss Franc	DBFX	Sell	320,130	420,186	2/10/12	65,920	-
Australian Dollar	BANT	Sell	632,059	646,596	2/23/12	44,607	-
Australian Dollar	BBU	Sell	31,303	30,210	2/23/12	396	-
Australian Dollar	DBFX	Sell	12,597	12,157	2/23/12	160	-
Euro	DBFX	Buy	108,060	145,377	3/15/12	-	(685)
Euro	BBU	Sell	54,981	76,217	3/15/12	2,597	-
Euro	DBFX	Sell	54,981	76,196	3/15/12	2,577	-
Euro	BANT	Sell	2,948,260	4,033,220	3/15/12	85,518	-
Unrealized appreciation (depreciation)						450,035	(117,226)
Net unrealized appreciation (depreciation)						$ 332,809

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Oil, Gas & Consumable Fuels 3.6%			
Apache Corp.	United States	309,080	24,800,579
BP PLC	United Kingdom	4,251,598	25,474,848
Marathon Oil Corp.	United States	1,042,342	22,493,740
Murphy Oil Corp.	United States	281,115	12,414,039
Royal Dutch Shell PLC, A	United Kingdom	1,316,922	40,601,137
Total SA, B	France	353,592	15,596,772
[g,h]The Williams Cos. Inc.	United States	1,053,005	25,630,142
			167,011,257
Paper & Forest Products 1.4%			
Domtar Corp.	United States	312,280	21,288,128
[g,h]International Paper Co.	United States	1,857,900	43,196,175
			64,484,303
Pharmaceuticals 5.3%			
[g,h]Eli Lilly & Co.	United States	2,046,660	75,665,020
[g,h]Merck & Co. Inc.	United States	2,315,140	75,728,229
Pfizer Inc.	United States	3,318,530	58,671,610
Sanofi	France	209,190	13,732,145
Teva Pharmaceutical Industries Ltd., ADR	Israel	601,511	22,388,240
			246,185,244
Real Estate Investment Trusts (REITs) 0.8%			
Alexander's Inc.	United States	108,590	39,203,162
Real Estate Management & Development 0.7%			
[c]Canary Wharf Group PLC	United Kingdom	8,298,072	31,228,864
Semiconductors & Semiconductor Equipment 0.0%†			
[a]LSI Corp.	United States	422,036	2,186,146
Software 3.0%			
[a]Autonomy Corp. PLC	United Kingdom	1,224,682	48,407,444
[g,h]Microsoft Corp.	United States	2,848,034	70,887,566
[a]Symantec Corp.	United States	1,138,760	18,561,788
			137,856,798
Tobacco 9.3%			
Altria Group Inc.	United States	2,729,125	73,167,841
British American Tobacco PLC	United Kingdom	3,029,909	127,876,657
Imperial Tobacco Group PLC	United Kingdom	3,647,838	123,147,841
Lorillard Inc.	United States	433,961	48,039,483
Philip Morris International Inc.	United States	935,368	58,348,256
			430,580,078
Wireless Telecommunication Services 2.4%			
Vodafone Group PLC	United Kingdom	42,482,670	109,410,062
Total Common Stocks and Other Equity Interests (Cost $2,894,171,015)			3,077,021,030
		Contracts	
Options Purchased 0.0%†			
Call Options 0.0%†			
Capital Markets 0.0%†			
[a]Morgan Stanley, October $19 Calls, 10/22/11	United States	3,500	31,500
Containers & Packaging 0.0%†			
[a]Temple-Inland Inc., February $30 Calls, 2/18/12	United States	3,000	562,500
Metals & Mining 0.0%			
[a]Walter Energy Inc., January $150 Calls, 1/21/12	United States	300	—
Pharmaceuticals 0.0%†			
[a]Teva Pharmaceutical Industries Ltd., ADR, January $45 Calls, 1/19/13	Israel	1,250	381,250
Total Options Purchased (Cost $1,658,745)			975,250

Mutual Quest Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 18.5%			
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	11,250	11,250
CDW LLC/Finance Corp., senior sub. note, 12.535%, 10/12/17	United States	154,316,000	148,143,360
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	50,000,000	48,562,500
Clear Channel Communications Inc.,			
[j]Delayed Draw 2 Term Loan, 3.889%, 1/29/16	United States	7,943,000	5,619,672
senior note, 9.00%, 3/01/21	United States	4,739,000	3,542,403
[k]senior note, PIK, 11.00%, 8/01/16	United States	16,778,000	8,556,780
[j]Tranche B Term Loan, 3.889%, 1/29/16	United States	46,680,000	33,588,127
[j]Tranche C Term Loan, 3.889%, 1/29/16	United States	11,574,798	8,087,890
Eastman Kodak Co.,			
senior note, 7.25%, 11/15/13	United States	5,000,000	2,225,000
[i]senior secured note, 144A, 9.75%, 3/01/18	United States	4,000,000	2,820,000
[j]GenOn Energy Inc., Tranche B Term Loan, 6.00%, 9/20/17	United States	24,812,030	24,460,518
[j]Lee Enterprises Inc., 4.25%, 4/28/12			
Revolver	United States	4,582,800	3,375,998
Term Loan A	United States	55,974,212	42,260,530
NRG Energy Inc., senior note,			
7.375%, 1/15/17	United States	58,161,000	60,269,336
8.25%, 9/01/20	United States	4,932,000	4,685,400
[i]144A, 7.625%, 1/15/18	United States	34,383,000	32,148,105
[i]144A, 7.875%, 5/15/21	United States	3,945,000	3,629,400
[i]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	5,309,000	5,415,180
[i]9.75%, 8/15/13	Canada	7,760,000	7,915,200
Realogy Corp.,			
[j]Extended First Lien Term Loan, 4.522%, 10/10/16	United States	55,364,959	45,353,147
[j]Extended Synthetic Letter of Credit, 4.462%, 10/10/16	United States	4,476,896	3,667,326
[i]senior secured note, 144A, 7.875%, 2/15/19	United States	3,424,000	2,602,240
[j]Revel AC Inc., Term Loan B, 9.00%, 2/17/17	United States	76,946,000	63,480,450
Rite Aid Corp., senior note,			
8.625%, 3/01/15	United States	5,867,000	5,236,298
9.375%, 12/15/15	United States	34,343,000	29,706,695
[j]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.726%, 10/10/17	United States	136,650,473	91,464,261
[i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000	31,977,820
The Telx Group Inc.,			
[d,k]senior note, PIK, 12.00%, 9/26/19	United States	6,431,373	6,302,746
[j]Term Loan B, 8.75%, 9/26/17	United States	22,000,000	21,017,040
[j,m]Vertis Inc., senior secured Term Loan, 11.75%, 12/23/15	United States	107,063,235	77,620,846
[d,j]W2007 Equity Inns Realty, 11/02/12			
B-1A Mortgage Note, 5.75%	United States	15,000,000	13,079,055
B-2B3 Mortgage Note, 6.05%	United States	10,000,000	8,520,660
[d,k]W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.00%, 11/02/12	United States	10,000,000	8,320,970
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $972,969,057)			853,666,203
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 5.6%			
[n]Nortel Networks Corp., cvt., senior note,			
1.75%, 4/15/12	Canada	76,472,000	75,324,920
2.125%, 4/15/14	Canada	9,394,000	9,253,090
[n]Nortel Networks Ltd., senior note,			
10.125%, 7/15/13	Canada	64,084,000	69,210,720
10.75%, 7/15/16	Canada	50,141,000	54,402,985
[n]Northern Telecom Ltd, 6.875%, 9/01/23	Canada	20,544,000	14,586,240
[j,m,n]Tribune Co., 6/04/14			
Incremental Term Loan, 7.25%	United States	4,799,000	2,579,463
Initial Tranche B Term Loan, 5.25%	United States	58,479,000	32,090,351
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $244,178,851)			257,447,769
		Shares	
Companies in Liquidation 0.0%[f]			
[a]Adelphia Recovery Trust	United States	38,254,708	221,877

Mutual Quest Fund

Statement of Investments, September 30,2011 (unaudited) (continued)

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
'Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30,2011, the aggregate value of these securities was $34,902,271, representing 0.76% of net assets.
d See Note 5 regarding restricted securities.
e At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
fSee Note 6 regarding holdings of 5% voting securities.
9 Security or a portion of the security has been pledged as collateral for securities sold short, open future and written options contracts. At September 30, 2011, the aggregate value of these securities and/or cash pledged was $200,189,644, representing 4.33% of net assets.
h A portion or all of the security is held in connection with written option contracts open at period end.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2011, the aggregate value of these securities was $126,806,398, representing 2.75% of net assets.
iThe coupon rate shown represents the rate at period end.
k Income may be received in additional securities and/or cash.
IA portion or all of the security is on loan at September 30,2011.
m A portion or all of the security purchased on a delayed delivery basis.
n Defaulted security or security for which income has been deemed uncollectible.
o Security is traded on a discount basis with no stated coupon rate.
pAt September 30,2011, all repurchase agreements had been entered into on that date.
qThe rate shown is the annualized seven-day yield at period end.

Mutual Quest Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	247	$ 41,418,812	12/19/11	$ 1,249,522	$ -
GBP/USD	Short	255	24,876,844	12/19/11	278,408	-
Unrealized appreciation (depreciation)					1,527,930	-
Net unrealized appreciation (depreciation)					$ 1,527,930	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BANT	Buy	26,886,318	$ 44,163,441	10/17/11	$ -	$ (2,268,336)
British Pound	DBFX	Buy	17,630,818	28,205,179	10/17/11	-	(732,285)
British Pound	HSBC	Buy	3,600,000	5,851,728	10/17/11	-	(242,095)
British Pound	BANT	Sell	74,782,056	121,737,709	10/17/11	5,209,962	-
British Pound	HSBC	Sell	41,228,870	65,883,735	10/17/11	1,639,615	-
British Pound	DBFX	Sell	4,480,625	7,079,863	10/17/11	98,012	-
Euro	HSBC	Buy	9,365,752	13,107,744	10/18/11	-	(564,515)
Euro	BBU	Buy	2,731,504	3,927,630	10/18/11	-	(269,421)
Euro	BANT	Buy	1,365,752	1,964,061	10/18/11	-	(134,956)
Euro	DBFX	Buy	628,202	849,377	10/18/11	-	(8,048)
Euro	SSBT	Buy	869,002	1,170,459	10/18/11	-	(6,634)
Euro	HSBC	Sell	19,165,048	27,559,339	10/18/11	1,892,252	-
Euro	DBFX	Sell	23,956,310	34,470,735	10/18/11	2,386,875	-
Japanese Yen	BANT	Sell	1,037,993,160	12,743,492	10/20/11	-	(724,946)
Japanese Yen	DBFX	Sell	609,565,420	7,440,000	10/20/11	-	(469,391)
Japanese Yen	HSBC	Sell	203,831,200	2,480,000	10/20/11	-	(164,803)
Japanese Yen	BANT	Buy	122,007,400	1,583,198	10/20/11	-	(96)
Japanese Yen	DBFX	Buy	786,883,320	9,986,586	10/20/11	223,586	-
Japanese Yen	BBU	Buy	416,049,060	5,274,722	10/20/11	123,705	-
Japanese Yen	BANT	Buy	526,450,000	6,681,033	10/20/11	149,898	-
South Korean Won	BANT	Buy	61,026,300,800	56,060,224	11/03/11	-	(4,509,468)
South Korean Won	BANT	Buy	5,561,632,060	4,657,950	11/03/11	41,172	-
South Korean Won	BANT	Sell	71,015,900,000	67,000,000	11/03/11	7,010,728	-
British Pound	DBFX	Buy	2,100,000	3,407,901	11/18/11	-	(136,660)
British Pound	HSBC	Sell	12,689,800	19,639,242	11/18/11	-	(128,091)
British Pound	BANT	Buy	284,758	468,427	11/18/11	-	(24,850)
British Pound	BANT	Sell	56,553,234	91,158,818	11/18/11	3,063,924	-
British Pound	BBU	Sell	20,469,917	33,012,252	11/18/11	1,125,566	-
British Pound	SSBT	Sell	12,975,780	20,665,062	11/18/11	452,248	-
Euro	BBU	Sell	3,343,230	4,741,652	11/30/11	265,025	-
Euro	HSBC	Sell	28,504,032	41,336,547	11/30/11	3,169,285	-
Euro	DBFX	Sell	1,405,188	1,948,715	11/30/11	67,150	-
Euro	SSBT	Sell	7,567,146	10,279,212	11/30/11	146,706	-
British Pound	BBU	Sell	4,900,000	7,597,636	12/16/11	-	(33,214)

Mutual Quest Fund

Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT - Bank of America NA
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co., NA

Currency

EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
EDA - Economic Development Authority
FHLB - Federal Home Loan Bank
PIK - Payment-In-Kind

Mutual Shares Fund
Statement of Investments, September 30, 2011 (unaudited)

	Country	Shares/Warrants/Rights	Value
Common Stocks and Other Equity Interests 85.2%			
Aerospace & Defense 1.5%			
[a]GenCorp Inc.	United States	2,073,770	$ 9,311,227
[a]Huntington Ingalls Industries Inc.	United States	2,190,346	53,291,118
Raytheon Co.	United States	3,269,180	133,611,387
			196,213,732
Air Freight & Logistics 0.3%			
PostNL NV	Netherlands	3,746,772	16,385,427
TNT Express NV	Netherlands	3,538,618	24,410,497
			40,795,924
Auto Components 0.2%			
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	3,845,673	38,457
[a,d,e]IACNA Investor LLC	United States	678,719	6,787
[a,d,e]International Automotive Components Group Brazil LLC	Brazil	7,234,813	6,524,499
[d,e,f]International Automotive Components Group North America, LLC	United States	46,695,640	23,860,071
			30,429,814
Automobiles 1.1%			
Daimler AG (EUR Traded)	Germany	1,413,460	62,568,437
[a]General Motors Co.	United States	3,903,130	78,765,163
			141,333,600
Beverages 4.1%			
Coca-Cola Enterprises Inc.	United Kingdom	2,995,300	74,523,064
Dr. Pepper Snapple Group Inc.	United States	2,964,988	114,982,235
Foster's Group Ltd.	Australia	13,854,787	70,391,227
PepsiCo Inc.	United States	1,453,924	89,997,895
Pernod Ricard SA	France	2,186,962	171,184,700
			521,079,121
Biotechnology 1.8%			
Amgen Inc.	United States	3,153,910	173,307,354
[a]Cephalon Inc.	United States	641,950	51,805,365
			225,112,719
Building Products 0.6%			
[a]Owens Corning Inc.	United States	3,320,705	71,992,884
Capital Markets 1.2%			
Morgan Stanley	United States	6,528,110	88,129,485
[a]UBS AG (CHF Traded)	Switzerland	5,843,234	66,834,513
			154,963,998
Chemicals 1.1%			
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	12,630,547	3,157,637
Linde AG	Germany	912,540	122,082,782
Nalco Holding Co.	United States	476,591	16,671,153
			141,911,572
Commercial Banks 2.9%			
[a]CIT Group Inc.	United States	1,386,732	42,115,051
[a,d,e]Elephant Capital Holdings Ltd.	Japan	64,834	—
[a,e]First Southern Bancorp Inc.	United States	453,016	5,305,044
[a,d]Guaranty Bancorp	United States	5,731,834	6,878,201
KB Financial Group Inc.	South Korea	1,076,879	35,490,454
[a,e]NCB Warrant Holdings Ltd., A	Japan	301,530	—
PNC Financial Services Group Inc.	United States	3,438,533	165,702,905
[a]State Bank Financial Corp.	United States	1,467,000	18,513,540
Wells Fargo & Co.	United States	2,723,050	65,679,966
[a,d]West Coast Bancorp	United States	1,469,240	20,569,360
[a,d,e]West Coast Bancorp, wts., C, 10/23/16	United States	43,036	3,234,155
			363,488,676
Commercial Services & Supplies 0.0%†			
[a]Comdisco Holding Co. Inc.	United States	2,122	12,944

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Communications Equipment 1.5%			
Cisco Systems Inc.	United States	8,126,460	125,878,866
[a]Motorola Mobility Holdings Inc.	United States	1,611,480	60,881,714
			186,760,580
Consumer Finance 0.6%			
[a,e]Ally Financial Inc.	United States	9,270	44,496,288
[a,e]Cerberus CG Investor I LLC	United States	112,372,589	14,608,436
[a,e]Cerberus CG Investor II LLC	United States	112,370,907	14,608,218
[a,e]Cerberus CG Investor III LLC	United States	56,193,029	7,305,094
			81,018,036
Diversified Financial Services 1.7%			
Bank of America Corp.	United States	10,879,280	66,581,194
[a,d]Bond Street Holdings LLC, A, 144A	United States	1,647,570	33,775,185
[a]Deutsche Boerse AG	Germany	1,223,170	61,408,728
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	77,739,439	1,448,153
NYSE Euronext	United States	2,162,089	50,246,948
			213,460,208
Diversified Telecommunication Services 1.0%			
[d]AboveNet Inc.	United States	1,756,555	94,151,348
Cable & Wireless Communication PLC	United Kingdom	61,055,633	35,246,644
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
			129,397,992
Electric Utilities 2.5%			
Brookfield Infrastructure Partners LP	Canada	1,358,018	33,054,158
E.ON AG	Germany	5,251,033	113,413,634
Entergy Corp.	United States	821,510	54,457,898
Exelon Corp.	United States	2,855,950	121,692,029
[a,e]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	14,234,065	—
			322,617,719
Electronic Equipment, Instruments & Components 0.7%			
TE Connectivity Ltd.	United States	3,298,424	92,817,651
Energy Equipment & Services 1.5%			
Ensco PLC, ADR	United States	1,076,335	43,516,224
[a]Exterran Holding Inc.	United States	2,387,650	23,207,958
Transocean Ltd.	United States	2,571,652	122,770,667
			189,494,849
Food & Staples Retailing 4.3%			
CVS Caremark Corp.	United States	9,707,200	325,967,776
The Kroger Co.	United States	6,608,762	145,128,414
Wal-Mart Stores Inc.	United States	1,504,460	78,081,474
			549,177,664
Food Products 3.9%			
General Mills Inc.	United States	3,030,740	116,592,568
Kraft Foods Inc., A	United States	7,433,413	249,614,008
Nestle SA	Switzerland	2,445,400	134,618,401
			500,824,977
Health Care Equipment & Supplies 1.8%			
[a]Boston Scientific Corp.	United States	13,820,570	81,679,569
Medtronic Inc.	United States	4,610,265	153,245,208
			234,924,777
Health Care Providers & Services 3.0%			
[a,d]Community Health Systems Inc.	United States	4,806,000	79,971,840
[a]Coventry Health Care Inc.	United States	1,661,400	47,864,934
[a]Medco Health Solutions Inc.	United States	895,411	41,985,822
[a]Tenet Healthcare Corp.	United States	18,442,561	76,167,777
UnitedHealth Group Inc.	United States	2,974,170	137,168,720
			383,159,093
Hotels, Restaurants & Leisure 0.0%			
[a,d,e]GLCP Harrah's Investment LP	United States	22,185,100	—
Household Durables 0.2%			
D.R. Horton Inc.	United States	3,344,030	30,230,031

Mutual Shares Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Independent Power Producers & Energy Traders 0.8%			
[a]NRG Energy Inc.	United States	4,755,658	100,867,506
Industrial Conglomerates 0.2%			
Orkla ASA	Norway	3,465,738	26,334,355
Insurance 6.8%			
ACE Ltd.	United States	2,345,100	142,113,060
[a]Alleghany Corp.	United States	377,389	108,876,726
American International Group Inc.	United States	4,699,430	103,152,488
[a]CNO Financial Group Inc.	United States	3,530,090	19,097,787
MetLife Inc.	United States	2,338,200	65,492,982
Old Republic International Corp.	United States	6,101,302	54,423,614
[a,b]Olympus Re Holdings Ltd.	United States	202,380	—
[d]White Mountains Insurance Group Ltd.	United States	729,457	295,977,178
Zurich Financial Services AG	Switzerland	352,340	73,389,932
			862,523,767
Internet Software & Services 0.5%			
[a]Google Inc., A	United States	131,780	67,784,996
IT Services 0.0%†			
Glodyne Technoserve Ltd.	India	150,880	1,131,608
Leisure Equipment & Products 0.6%			
Mattel Inc.	United States	3,154,119	81,660,141
Machinery 0.9%			
[d]Federal Signal Corp.	United States	3,360,800	14,854,736
[a]Oshkosh Corp.	United States	2,556,300	40,236,162
Stanley Black & Decker Inc.	United States	1,149,400	56,435,540
			111,526,438
Marine 0.9%			
A.P. Moller - Maersk AS, B	Denmark	20,138	118,271,635
Media 5.0%			
British Sky Broadcasting Group PLC	United Kingdom	10,271,574	105,767,174
News Corp., A	United States	11,013,142	170,373,307
Time Warner Cable Inc.	United States	2,559,418	160,398,726
Time Warner Inc.	United States	1,781,220	53,383,163
Viacom Inc., B	United States	3,735,050	144,695,837
			634,618,207
Metals & Mining 0.8%			
ThyssenKrupp AG	Germany	4,032,388	98,685,291
Multi-Utilities 0.6%			
GDF Suez	France	2,697,169	80,119,450
Office Electronics 1.3%			
Xerox Corp.	United States	23,916,645	166,699,016
Oil, Gas & Consumable Fuels 6.0%			
Apache Corp.	United States	1,527,340	122,553,762
BP PLC	United Kingdom	10,659,067	63,867,307
Marathon Oil Corp.	United States	7,696,247	166,085,010
Marathon Petroleum Corp.	United States	2,273,341	61,516,608
Murphy Oil Corp.	United States	1,576,220	69,605,875
Royal Dutch Shell PLC, A	United Kingdom	6,373,532	196,498,081
The Williams Cos. Inc.	United States	3,392,607	82,576,054
			762,702,697
Paper & Forest Products 2.1%			
Domtar Corp.	United States	645,033	43,971,900
International Paper Co.	United States	5,787,789	134,566,094
MeadWestvaco Corp.	United States	3,882,628	95,357,344
			273,895,338
Pharmaceuticals 6.0%			
Eli Lilly & Co.	United States	4,145,860	153,272,444

Mutual Shares Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Merck & Co. Inc.	United States	8,897,690	291,043,440
Pfizer Inc.	United States	13,754,285	243,175,759
[a]Sanofi, Contingent Value rts., 12/31/20	France	2,146,370	2,275,152
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,956,060	72,804,553
			762,571,348
Real Estate Investment Trusts (REITs) 1.1%			
[d]Alexander's Inc.	United States	326,675	117,936,209
Weyerhaeuser Co.	United States	1,512,193	23,514,601
			141,450,810
Real Estate Management & Development 0.5%			
[c]Canary Wharf Group PLC	United Kingdom	14,262,931	53,676,942
[a]Forestar Group Inc.	United States	1,431,256	15,615,003
			69,291,945
Semiconductors & Semiconductor Equipment 0.3%			
[a]LSI Corp.	United States	6,783,603	35,139,064
Software 3.0%			
Microsoft Corp.	United States	10,623,070	264,408,212
Nintendo Co. Ltd.	Japan	325,040	47,897,969
[a]Symantec Corp.	United States	4,460,653	72,708,644
			385,014,825
Tobacco 8.5%			
Altria Group Inc.	United States	7,159,393	191,943,326
British American Tobacco PLC	United Kingdom	7,618,755	321,547,916
British American Tobacco PLC, ADR	United Kingdom	70,550	5,977,701
Imperial Tobacco Group PLC	United Kingdom	8,110,323	273,797,457
Lorillard Inc.	United States	1,006,501	111,419,661
Philip Morris International Inc.	United States	1,439,955	89,824,393
Reynolds American Inc.	United States	2,570,249	96,332,933
			1,090,843,387
Wireless Telecommunication Services 1.8%			
Vodafone Group PLC	United Kingdom	89,158,600	229,619,464
Total Common Stocks and Other Equity Interests (Cost $11,377,133,869)			10,901,969,849
Preferred Stocks 0.0%†			
Commercial Banks 0.0%†			
[a,e]First Southern Bancorp Inc., cvt. pfd., C	United States	774	3,282,000
[a,d]West Coast Bancorp, cvt. pfd., B	United States	7,558	1,058,120
Total Preferred Stocks (Cost $1,529,800)			4,340,120
		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.2%			
[e]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	23,775	23,775
Clear Channel Communications Inc.,			
[h]Delayed Draw 2 Term Loan, 3.889%, 1/29/16	United States	16,161,000	11,433,907
senior note, 9.00%, 3/01/21	United States	8,017,000	5,992,708
[i]senior note, PIK, 11.00%, 8/01/16	United States	34,134,000	17,408,340
[h]Tranche B Term Loan, 3.889%, 1/29/16	United States	94,369,000	67,902,270
[h]Tranche C Term Loan, 3.889%, 1/29/16	United States	18,901,582	13,207,481
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	15,250,000	15,802,812
[g]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	15,865,000	16,182,300
[j]9.75%, 8/15/13	Canada	23,176,000	23,639,520
Realogy Corp.,			
[h]Extended First Lien Term Loan, 4.522%, 10/10/16	United States	120,608,061	98,798,144
[h]Extended Revolver, 7.23%, 4/10/16	United States	2,540,224	2,021,066
[h]Extended Synthetic Letter of Credit, 4.462%, 10/10/16	United States	11,013,974	9,022,284
Second Lien Term Loan, 13.50%, 10/15/17	United States	5,364,000	5,275,494
[g]senior secured note, 144A, 7.875%, 2/15/19	United States	6,778,000	5,151,280
Rite Aid Corp., senior note,			
8.625%, 3/01/15	United States	16,682,000	14,888,685
9.375%, 12/15/15	United States	19,400,000	16,781,000
[h]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.726%, 10/10/17	United States	194,177,556	129,968,863
[g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	98,672,000	79,430,960
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $613,680,562)			532,930,889

Mutual Shares Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Senior Floating Rate Interests in Reorganization 0.3%				
[h,k,l]Tribune Co., 6/04/14,				
Incremental Term Loan, 7.25%	United States	8,138,000		4,374,175
Initial Tranche B Term Loan, 5.25%	United States	51,013,000		27,993,384
Total Senior Floating Rate Interests in Reorganization (Cost $39,485,916)				32,367,559
		Shares		
Companies in Liquidation 0.0%†				
[a]Adelphia Recovery Trust	United States	99,967,609		579,812
[a,b]Adelphia Recovery Trust , Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115		492,210
[a,d,e,f]CB FIM Coinvestors LLC	United States	43,105,703		—
[a,b,c]Century Communications Corp., Contingent Distribution	United States	33,138,000		—
[a,e]FIM Coinvestor Holdings I, LLC	United States	53,924,666		—
[a,b,c]Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000		—
		Principal Amount		
[h,k]Boston Generating LLC				
Revolver, 6.50%, 12/21/13	United States	8,664		1,884
Synthetic Letter of Credit, 6.948%, 12/21/13	United States	22,810		4,961
Term Loan B, 6.50%, 12/21/13	United States	523,680		113,901
[c,k]Peregrine Investments Holdings Ltd.,				
6.70%, 1/15/98	Hong Kong	95,000,000	JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000	JPY	—
zero cpn., 1/22/98	Hong Kong	500,000		—
[c,k]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	22,710,000		—
Total Companies in Liquidation (Cost $12,456,963)				1,192,768
Total Investments before Short Term Investments (Cost $12,044,287,110)				11,472,801,185
		Principal Amount		
Short Term Investments 9.0%				
U.S. Government and Agency Securities 8.8%				
[m]FHLB, 10/03/11	United States	1,400,000		1,400,000
[m]U.S. Treasury Bills,				
3/15/12	United States	150,000,000		149,970,900
3/22/12	United States	130,000,000		129,970,620
[n]10/06/11 - 5/03/12	United States	841,800,000		841,738,888
Total U.S. Government and Agency Securities (Cost $1,123,064,681)				1,123,080,408
Total Investments before Money Market Funds and Repurchase Agreements (Cost $13,167,351,791)				12,595,881,593
[o]**Repurchase Agreements (Cost $34,000,000) 0.2%**				
Credit Suisse Securities (USA) LLC, 0.05%, 10/03/11 (Maturity Value $34,000,142)				
Collateralized by U.S. Treasury Notes, 1.00%, 9/30/16 (valued at $34,683,836)	United States	34,000,000		34,000,000
		Shares		
Investments from Cash Collateral Received for Loaned Securities 0.0%†				
Money Market Funds 0.0%†				
[g]BNY Institutional Cash Reserve Fund, Series B	United States	131,829		105,463
[p]BNY Mellon Overnight Government Fund, 0.09%	United States	1,211,271		1,211,271
Total Money Market Funds (Cost $1,343,100)				1,316,734
Total Investments (Cost $13,202,694,891) 98.7%				12,631,198,327
Securities Sold Short (0.3)%				(38,311,834)
Other Assets, less Liabilities 1.6%				198,394,245
Net Assets 100.0%				$ 12,791,280,738

		Shares		
Securities Sold Short (0.3)%				
Chemicals (0.1)%				
Ecolab Inc.	United States	233,700	$	(11,425,593)
Health Care Providers & Services (0.2)%				
Express Scripts Inc.	United States	725,283		(26,886,241)
Total Securities Sold Short (Proceeds $51,168,917)			$	(38,311,834)

Mutual Shares Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2011, the aggregate value of these securities was $58,321,189, representing 0.46% of net assets.
[d]See Note 6 regarding holdings of 5% voting securities.
[e]See Note 5 regarding restricted securities.
[f]At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2011, the aggregate value of these securities was $158,179,245, representing 1.24% of net assets.
[h]The coupon rate shown represents the rate at period end.
[i]Income may be received in additional securities and/or cash.
[j]A portion or all of the security is on loan at September 30, 2011.
[k]Defaulted security or security for which income has been deemed uncollectible.
[l]A portion or all of the security purchased on a delayed delivery basis.
[m]The security is traded on a discount basis with no stated coupon rate.
[n]Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forwards contracts. At September 30, 2011, the value of this security and/or cash pledged as collateral was $65,104,380, representing 0.51% of net assets.
[o]At September 30, 2011, all repurchase agreements had been entered into on that date.
[p]The rate shown is the annualized seven-day yield at period end.

Mutual Shares Fund

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	591	$ 99,103,313	12/19/11	$ 2,977,337	$ -
GBP/USD	Short	546	53,265,713	12/19/11	595,931	-
Unrealized appreciation (depreciation)					3,573,268	-
Net unrealized appreciation (depreciation)					$ 3,573,268	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BBU	Buy	25,959,724	$ 41,527,995	10/17/11	$ -	$ (1,076,738)
British Pound	BANT	Buy	10,996,108	18,086,740	10/17/11	-	(952,260)
British Pound	HSBC	Buy	6,955,621	11,361,769	10/17/11	-	(523,302)
British Pound	HSBC	Sell	131,003,752	209,343,996	10/17/11	5,209,837	-
British Pound	DBFX	Sell	7,826,334	12,887,880	10/17/11	692,641	-
Euro	BBU	Buy	6,485,762	9,325,877	10/18/11	-	(639,720)
Euro	BANT	Buy	8,699,232	12,103,693	10/18/11	-	(453,112)
Euro	HSBC	Buy	3,242,881	4,663,814	10/18/11	-	(320,736)
Euro	DBFX	Buy	8,461,116	11,539,693	10/18/11	-	(208,012)
Euro	SSBT	Buy	5,164,112	6,955,542	10/18/11	-	(39,425)
Euro	DBFX	Sell	72,074,844	103,708,493	10/18/11	7,181,142	-
Euro	HSBC	Sell	57,659,875	82,914,901	10/18/11	5,693,019	-
Euro	BBU	Sell	7,214,694	10,418,018	10/18/11	755,627	-
Japanese Yen	BANT	Sell	4,467,928,203	54,306,141	10/20/11	-	(3,667,276)
Japanese Yen	DBFX	Sell	1,313,151,815	16,071,702	10/20/11	-	(967,045)
Japanese Yen	HSBC	Sell	393,438,470	4,760,000	10/20/11	-	(345,045)
Japanese Yen	BBU	Sell	225,027,560	2,710,000	10/20/11	-	(209,836)
Japanese Yen	BANT	Buy	178,158,951	2,322,560	10/20/11	-	(10,866)
Japanese Yen	DBFX	Buy	55,615,800	725,272	10/20/11	-	(3,631)
Japanese Yen	BBU	Buy	253,000,000	3,283,944	10/20/11	-	(1,153)
Japanese Yen	BANT	Buy	1,403,760,977	17,390,787	10/20/11	823,656	-
Japanese Yen	DBFX	Buy	1,494,646,994	18,670,868	10/20/11	722,862	-
Japanese Yen	SSBT	Buy	90,375,881	1,121,248	10/20/11	51,421	-
Japanese Yen	BBU	Buy	1,353,146,124	16,812,698	10/20/11	744,993	-
Japanese Yen	HSBC	Buy	114,870,540	1,475,900	10/20/11	20,133	-
Japanese Yen	HSBC	Sell	113,374,759	1,478,968	10/20/11	7,879	-
British Pound	BANT	Sell	140,147,653	226,543,591	11/18/11	8,230,830	-
British Pound	SSBT	Sell	18,687,224	30,226,585	11/18/11	1,116,861	-
British Pound	BBU	Sell	53,263,222	86,149,575	11/18/11	3,179,644	-
British Pound	HAND	Sell	2,280,000	3,580,710	11/18/11	29,077	-
Euro	HSBC	Sell	72,876,363	105,685,302	11/30/11	8,102,921	-
Euro	BBU	Sell	6,414,231	9,163,780	11/30/11	575,042	-
Euro	DBFX	Sell	1,459,234	2,023,666	11/30/11	69,733	-
Euro	SSBT	Sell	29,470,266	40,032,409	11/30/11	571,347	-
British Pound	BBU	Buy	11,668,994	18,261,882	12/16/11	-	(89,566)
British Pound	BANT	Buy	5,786,919	9,060,579	12/16/11	-	(48,515)

Mutual Shares Fund
Statement of Investments, September 30, 2011 (unaudited) *(continued)*

British Pound	DBFX	Sell	110,672,167	174,308,662	12/16/11	1,957,078	-
British Pound	SSBT	Sell	114,530,052	180,396,286	12/16/11	2,036,752	-
Norwegian Krone	HAND	Buy	120,002,171	21,202,552	12/19/11	-	(847,980)
Norwegian Krone	HAND	Sell	258,337,083	47,757,359	12/19/11	3,938,645	-
Australian Dollar	BBU	Sell	1,192,401	1,259,736	12/21/11	116,701	-
Australian Dollar	BANT	Sell	12,839,860	13,565,676	12/21/11	1,257,397	-
Swiss Franc	DBFX	Buy	15,579,840	20,039,762	2/10/12	-	(2,798,554)
Swiss Franc	BBU	Buy	18,028,132	21,450,837	2/10/12	-	(1,500,263)
Swiss Franc	SSBT	Buy	3,978,000	5,376,257	2/10/12	-	(974,060)
Swiss Franc	BANT	Buy	9,928,984	11,050,110	2/10/12	-	(177,473)
Swiss Franc	HAND	Buy	595,910	672,813	2/10/12	-	(13,358)
Swiss Franc	BBU	Buy	10,300,000	11,396,957	2/10/12	1,391	-
Swiss Franc	BBU	Sell	77,489,801	101,888,895	2/10/12	16,135,913	-
Swiss Franc	DBFX	Sell	79,197,027	104,018,302	2/10/12	16,376,044	-
Australian Dollar	BANT	Sell	54,179,347	55,425,472	2/23/12	3,823,630	-
Australian Dollar	DBFX	Sell	1,338,470	1,291,757	2/23/12	16,963	-
Australian Dollar	BBU	Sell	3,326,030	3,209,885	2/23/12	42,086	-
Euro	BBU	Sell	72,876,363	105,670,726	2/29/12	8,089,339	-
Euro	DBFX	Sell	46,273,323	62,940,974	2/29/12	981,034	-
Euro	BANT	Sell	58,174,528	79,582,754	3/15/12	1,687,398	-
Euro	BBU	Sell	54,573,977	74,375,042	3/15/12	1,300,802	-
Unrealized appreciation (depreciation)						101,539,838	(15,867,926)
Net unrealized appreciation (depreciation)						$ 85,671,912	

ABBREVIATIONS

Counterparty

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following funds have invested in derivatives during the period.

Mutual Beacon Fund – Futures, forwards and options
Mutual European Fund – Futures, forwards and options
Mutual Financial Services Fund – Futures and forwards
Mutual Global Discovery Fund – Futures and forwards
Mutual International Fund - Forwards
Mutual Quest Fund - Futures, forwards and options
Mutual Shares Fund - Futures and forwards

4. INCOME TAXES

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Mutual Beacon Fund		Mutual European Fund		Mutual Financial Services Fund	
Cost of investments	$	3,742,197,066	$	1,543,454,699	$	379,655,320
Unrealized appreciation	$	469,885,885	$	238,164,650	$	35,437,850
Unrealized depreciation		(629,595,188)		(244,092,003)		(107,288,030)
Net unrealized appreciation (depreciation)	$	(159,709,303)	$	(5,927,353)	$	(71,850,180)

	Mutual Global Discovery Fund		Mutual International Fund		Mutual Quest Fund	
Cost of investments	$	16,178,465,049	$	19,712,624	$	4,396,678,820
Unrealized appreciation	$	2,298,082,321	$	1,119,708	$	466,294,332
Unrealized depreciation		(2,198,495,965)		(3,439,902)		(400,256,799)
Net unrealized appreciation (depreciation)	$	99,586,356	$	(2,320,194)	$	66,037,533

	Mutual Shares Fund	
Cost of investments	$	13,384,491,843
Unrealized appreciation	$	1,748,708,236
Unrealized depreciation		(2,502,001,752)
Net unrealized appreciation (depreciation)	$	(753,293,516)

5. RESTRICTED SECURITIES

At September 30, 2011, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/Shares/ Warrants	Issuer	Acquisition Dates		Cost		Value
Mutual Beacon Fund						
2,755	Ally Financial Inc.	1/15/09	$	12,822,955	$	13,222,704
13,163	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10		13,163		13,163
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09		-		-
35,242	FE Capital Holdings Ltd.	8/29/03 - 3/10/08		5,438,813		-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09		-		-
1,065,450	First Southern Bancorp Inc.	1/27/10 - 7/07/10		22,480,995		12,476,952
1,821	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10		1,821,000		7,721,605
225,943	IACNA Investor LLC	7/24/08		84,177		2,259
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08		1,890,264		2,566,876
16,905,297	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07		20,674,103		8,638,100
163,895	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08		1,543,383		-
106,700	Olympus Re Holdings Ltd.	12/19/01		10,058,756		-
26,731	PMG LLC	3/22/04		1,871,172		4,063,117
4,353,435	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10		-		-
	Total Restricted Securities (1.33% of Net Assets)				$	48,704,776

Mutual European Fund

16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$	6,282,509	$	14,919,082
16,080	Olympus Re Holdings Ltd.	12/19/01		1,515,884		-
	Total Restricted Securities (0.91% of Net Assets)				$	14,919,082

Mutual Financial Services Fund

456,903	The Bankshares Inc.	3/22/07	$	4,569,030	$	1,543,711
5,268	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08		814,629		-
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09		-		-
110,792	First Southern Bancorp Inc.	1/27/10 - 7/07/10		2,337,711		1,297,430
190	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10		190,000		805,659
3,000,000	Hightower Holding LLC, pfd., A	3/31/08 - 1/05/10		2,362,324		2,743,800
496,574	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 3/31/11		1,241,436		1,135,368
146,863	Imagine Group Holdings Ltd.	8/31/04		1,504,097		1,838,666
25,741	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08		242,386		-
7,480	Olympus Re Holdings Ltd.	12/19/01		705,150		-
490,308	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10		-		-
96,850	Star Asia Finance Ltd., 144A	2/22/07 - 5/18/07		9,836,925		92,608
6,964	[a]West Coast Bancorp, wts., C, 10/23/16	10/23/09		-		523,345
	Total Restricted Securities (3.10% of Net Assets)				$	9,980,587

[a] The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,500,000 as of September 30, 2011.

Mutual Global Discovery Fund

10,790	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	$	10,790	$	10,790
29,212	FE Capital Holdings Ltd.	8/29/03 - 3/10/08		4,508,158		-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09		-		-
1,563,594	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 3/31/11		3,908,984		3,575,000
402,771	IACNA Investor LLC	7/24/08		150,061		4,028
1,211,855	Imagine Group Holdings Ltd.	8/31/04		12,411,213		15,171,940
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08		2,536,498		3,444,434
26,272,706	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07		32,175,440		13,424,564
135,864	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08		1,279,413		-
47,160	Olympus Re Holdings Ltd.	12/19/01		4,445,838		-
14,532,996	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10		-		-
	Total Restricted Securities (0.21% of Net Assets)				$	35,630,756

Mutual International Fund

30,822	Prime AET&D Holdings No. 1 Pty. Ltd. (—% of Net Assets)	10/13/10	$	-	$	-

Mutual Quest Fund

11,250	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	$	11,250	$	11,250
27,946	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08		4,321,333		-
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09		-		-
180,986	IACNA Investor LLC	7/24/08		67,429		1,810
749,466	Imagine Group Holdings Ltd.	8/31/04		7,675,656		9,383,014
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08		1,569,318		2,131,053
13,814,291	International Automotive Components Group North America, LLC	1/02/06 - 12/26/08		16,898,857		7,058,688
129,974	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08		1,223,890		-
97,300	Olympus Re Holdings Ltd.	12/19/01		9,172,605		-
4,749,317	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10		-		-
6,431,373	[a]The Telx Group Inc., senior note, PIK, 12.00%, 9/26/19	9/23/11		6,302,852		6,302,746
15,000,000	W2007 Equity Inns Realty, B-1A Mortgage Note, 5.75%, 11/02/12	3/02/11		14,342,261		13,079,055
10,000,000	W2007 Equity Inns Realty, B-2B3 Mortgage Note, 6.05%, 11/02/12	3/02/11		9,389,505		8,520,660
10,000,000	W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.00%, 11/02/12	3/02/11		9,224,285		8,320,970
	Total Restricted Securities (1.19% of Net Assets)				$	54,809,246

[a] The Fund also invests in unrestricted securities or other investments in the issuer, valued at $21,017,040 as of September 30, 2011.

Mutual Shares Fund				
9,270	Ally Financial Inc.	11/20/06 - 6/02/09	$ 43,786,210	$ 44,496,288
23,775	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	23,775	23,775
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
112,372,589	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	57,252,009	14,608,436
112,370,907	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	57,251,064	14,608,218
56,193,029	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	28,629,789	7,305,094
64,834	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	10,025,406	-
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
453,016	First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	5,305,044
774	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 -7/07/10	774,000	3,282,000
22,185,100	GLCP Harrah's Investment LP	1/15/08	22,194,402	-
678,719	IACNA Investor LLC	7/24/08	252,870	6,787
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	6,524,499
46,695,640	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	57,136,878	23,860,071
301,530	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	2,839,451	-
202,380	Olympus Re Holdings Ltd.	12/19/01	19,078,641	-
14,234,065	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	-	-
43,036	[a]West Coast Bancorp, wts., C, 10/23/16	10/23/09	-	3,234,155
	Total Restricted Securities (0.96% of Net Assets)			$ 123,254,367

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $21,627,480 as of September 30, 2011.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2011, were as shown below.

Name of Issuer	Number of Shares/Principal Amount/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Principal Amount/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Beacon Fund							
Controlled Affiliates[1]							
PMG LLC	26,731	-	-	26,731	$ 4,063,117	$ -	$ -
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$ -	$ -	$ -
Farmer Brothers Co.	1,007,746	-	122,036	885,710	4,880,262	60,465	(1,488,823)
FE Capital Holdings Ltd.	35,242	-	-	35,242	-	-	-
First Chicago Bancorp	6,853,043	-	6,853,043	-	-	-	(23,319,877)
First Southern Bancorp Inc.	1,065,450	-	-	1,065,450	12,476,952	-	-
First Southern Bancorp Inc., cvt. pfd., C	1,821	-	-	1,821	7,721,605	-	-
Total Non-Controlled Affiliates					$ 25,078,819	$ 60,465	$ (24,808,700)
Total Affiliated Securities (0.80% of Net Assets)					$ 29,141,936	$ 60,465	$ (24,808,700)
Mutual European Fund							
Controlled Affiliates[1]							
Euro Wagon LP (0.91% of Net Assets)	16,127,149	-	-	16,127,149	$ 14,919,062	$ -	$ -

Mutual Financial Services Fund							
Non-Controlled Affiliates							
AB&T Financial Corp.	226,100	-	-	226,100	$ 395,675	$ -	$ -
Atlantic Banc Holdings Inc.	350,000	-	350,000	-	-	-	(3,500,000)
Eurocastle Investment Ltd.	-	7,624,347	2,456,172	5,168,175	408,882	-	(735,611)
First Clover Leaf Financial Corp.	436,070	-	-	436,070	2,838,816	78,493	-
Protector Forsikring ASA	4,479,410	-	-	4,479,410	7,979,624	1,082,086	-
Total Affiliated Securities (3.61% of Net Assets)					$ 11,622,997	$ 1,160,579	$ (4,235,611)
Mutual Global Discovery Fund							
Non-Controlled Affiliates							
Farmer Brothers Co.	881,753	-	-	881,753	$ 4,858,459	$ 52,905	$ -
FE Capital Holdings Ltd.	29,212	-	-	29,212	-	-	-
IACNA Investor LLC	402,771	-	-	402,771	4,028	-	-
Imagine Group Holdings Ltd.	1,736,929	-	525,074	1,211,855	15,171,940	-	1,542,185
Total Affiliated Securities (0.12% of Net Assets)					$ 20,034,427	$ 52,905	$ 1,542,185
Mutual Quest Fund							
Non-Controlled Affiliates							
Elephant Capital Holdings Ltd.	27,946	-	-	27,946	$ -	$ -	$ -
Imagine Group Holdings Ltd.	1,074,196	-	324,730	749,466	9,383,014	-	953,758
KGen Power Corp., 144A	-	4,884,661	-	4,884,661	40,298,453	-	-
White River Capital Inc.	549,751	-	-	549,751	10,648,677	412,313	-
Total Affiliated Securities (1.31% of Net Assets)					$ 60,330,144	$ 412,313	$ 953,758
Mutual Shares Fund							
Controlled Affiliates[a]							
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$ -	$ -	$ -
Non-Controlled Affiliates							
AboveNet Inc.	1,756,555	-	-	1,756,555	$ 94,151,348	$ -	$ -
Alexander's Inc.	326,675	-	-	326,675	117,936,209	2,940,075	-
Community Health Systems Inc.	4,806,000	-	-	4,806,000	79,971,840	-	-
Elephant Capital Holdings Ltd.	64,834	-	-	64,834	-	-	-
Federal Signal Corp.	3,360,800	-	-	3,360,800	14,854,736	-	-
GLCP Harrah's Investment LP	22,185,100	-	-	22,185,100	-	-	-
Guaranty Bancorp	5,731,834	-	-	5,731,834	6,878,201	-	-
IACNA Investor LLC	678,719	-	-	678,719	6,787	-	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	6,524,499	-	-
International Automotive Components Group North America, LLC	46,695,640	-	-	46,695,640	23,860,071	11,208,822	-
International Automotive Components Group North America, LLC, 11.00%, 11/12/14	5,851,000	-	5,851,000	-	-	296,237	-
Tenet Healthcare Corp.	25,881,411	-	7,438,850	18,442,561	-[b]	-	(5,126,451)
West Coast Bancorp	7,346,200	-	5,876,960[c]	1,469,240	20,589,360	-	-
West Coast Bancorp, cvt. pfd., B	7,558	-	-	7,558	1,058,120	-	-
West Coast Bancorp, wts., C, 10/23/16	43,036	-	-	43,036	3,234,155	-	-
White Mountains Insurance Group Ltd.	729,457	-	-	729,457	295,977,178	729,457	-
Total Non-Controlled Affiliates					$ 665,022,504	$ 15,174,591	$ (5,126,451)
Total Affiliated Securities (5.20% of Net Assets)					$ 665,022,504	$ 15,174,591	$ (5,126,451)

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.

[b] As of September 30, 2011, no longer an affiliate.

[c] Reflects a 1:5 reverse stock split during the period. Balance as of May 20, 2011, was 7,346,200.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Funds employed fair value procedures to value a portion of their holdings, resulting in a temporary transfer of these securities from Level 1 to Level 2 within the fair value hierarchy. The values of such transfers were as follows.

	Transfers from Level 1 to Level 2	
Mutual Beacon Fund	$	825,187,830
Mutual European Fund	$	1,317,418,928
Mutual Financial Services Fund	$	113,583,584
Mutual Global Discovery Fund	$	6,279,329,742
Mutual International Fund	$	12,726,776
Mutual Quest Fund	$	888,727,235
Mutual Shares Fund	$	2,521,578,654

The following is a summary of the inputs used as of September 30, 2011, in valuing the Funds' assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Beacon Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 11,222,300	$ 11,222,300
Automobiles	-	41,934,025	-	41,934,025
Beverages	38,019,377	81,865,979	-	119,885,356
Capital Markets	31,707,072	34,583,148	-	66,290,220
Chemicals	-	-	3,149,637	3,149,637
Commercial Banks	61,111,836	22,963,755	20,198,567 [b]	104,274,147
Commercial Services & Supplies	-	7,460	-	7,460
Construction & Engineering	-	15,083,136	-	15,083,136
Consumer Finance	-	-	13,222,704	13,222,704
Diversified Financial Services	58,778,002	25,179,150	794,753	84,751,905
Diversified Telecommunication Services	71,567,007	54,566,022	- [b]	126,133,029
Electric Utilities	46,652,971	36,686,953	- [b]	83,339,924
Food Products	41,404,187	30,954,415	-	72,358,602
IT Services	-	688,798	-	688,798
Marine	-	32,830,392	-	32,830,392
Media	194,731,058	75,740,368	-	270,471,426
Metals & Mining	-	28,751,635	4,063,117	32,814,752
Multi-Utilities	-	18,783,522	-	18,783,522
Real Estate Management & Development	-	-	37,895,939	37,895,939
Software	158,838,802	12,099,511	-	170,938,313
Tobacco	99,168,138	217,673,065	-	316,841,203
Wireless Telecommunication Services	-	94,803,956	-	94,803,956
All Other Equity Investments[c]	1,365,294,960	-	- [b]	1,365,294,960
Corporate Bonds, Notes and Senior Floating Rate Interests	-	141,704,577	13,163	141,717,740
Senior Floating Rate Interests in Reorganization	-	18,356,476	-	18,356,476
Companies in Liquidation	-	532,563	- [b]	532,563
Municipal Bonds	-	56,517,753	-	56,517,753
Short Term Investments	254,969,862	27,377,664	-	282,347,526
Total Investments in Securities	$ 2,422,243,271	$ 1,069,684,323	$ 90,560,170	$ 3,582,487,764
Forward Exchange Contracts	$ -	$ 39,012,006	$ -	$ 39,012,006
Futures Contracts	1,232,267	-	-	1,232,267

Liabilities:				
Options Written	1,012,300	-	-	1,012,300
Securities Sold Short	28,819,330	-	-	28,819,330
Forward Exchange Contracts	-	5,298,763	-	5,298,763
Unfunded Loan Commitments	-	1,695,541	-	1,695,541
Mutual European Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Air Freight & Logistics	$ -	$ 15,265,109	$ -	$ 15,265,109
Auto Components	-	21,382,319	-	21,382,319
Automobiles	79,546	66,740,782	-	66,820,328
Beverages	-	32,294,903	-	32,294,903
Capital Markets	-	22,317,475	-	22,317,475
Chemicals	-	47,797,437	-	47,797,437
Commercial Services & Supplies	-	8,730,907	-	8,730,907
Construction & Engineering	-	29,989,972	-	29,989,972
Construction Materials	27,098,098	25,307,376	-	52,405,474
Containers & Packaging	-	40,931,088	-	40,931,088
Diversified Financial Services	-	26,031,792	533,166	26,564,958
Diversified Telecommunication Services	20,936,227	48,256,218	-	69,192,445
Electric Utilities	-	25,652,292	-	25,652,292
Electrical Equipment	-	12,065,172	-	12,065,172
Electronic Equipment, Instruments & Components	-	7,657,317	-	7,657,317
Energy Equipment & Services	-	5,164,506	17,459,146	22,623,652
Food & Staples Retailing	-	50,238,276	-	50,238,276
Food Products	-	28,078,071	-	28,078,071
Health Care Providers & Services	-	22,408,936	-	22,408,936
Hotels, Restaurants & Leisure	-	45,298,852	-	45,298,852
Household Durables	-	32,675,763	-	32,675,763
Insurance	31,619,856	69,020,079	- [b]	100,639,935
Machinery	-	53,248,646	-	53,248,646
Marine	-	39,766,473	-	39,766,473
Media	8,437,309	94,837,854	-	103,275,163
Metals & Mining	-	25,163,600	-	25,163,600
Multi-Utilities	3,779,243	38,813,822	-	42,593,065
Multiline Retail	-	13,169,747	-	13,169,747
Oil, Gas & Consumable Fuels	-	97,733,904	-	97,733,904
Pharmaceuticals	-	93,747,684	-	93,747,684
Real Estate Management & Development	-	-	722,947	722,947
Road & Rail	-	-	14,919,082	14,919,082
Software	-	16,081,929	-	16,081,929
Textiles, Apparel & Luxury Goods	-	4,455,416	-	4,455,416
Tobacco	-	97,658,065	-	97,658,065
Wireless Telecommunication Services	-	59,437,146	-	59,437,146
Senior Floating Rate Interests	-	6,129,501	-	6,129,501
Corporate Bonds and Notes in Reorganization	-	2,450,000	-	2,450,000
Short Term Investments	71,494,805	14,449,492	-	85,944,297
Total Investments in Securities	$ 163,445,084	$ 1,340,447,921	$ 33,634,341	$ 1,537,527,346
Forward Exchange Contracts	$ -	$ 75,913,584	$ -	$ 75,913,584
Futures Contracts	2,295,966	-	-	2,295,966
Liabilities:				
Options Written	-	211,889	-	211,889
Forward Exchange Contracts	-	5,392,661	-	5,392,661
Mutual Financial Services Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Capital Markets	$ 3,607,605	$ 15,179,742	$ -	$ 18,787,347
Commercial Banks	39,595,859	14,584,090	4,170,145 [b]	58,350,094
Commercial Services & Supplies	-	628	-	628
Diversified Financial Services	10,496,871	28,330,660	3,879,168	42,706,699
Household Durables	-	3,758,029	-	3,758,029
Industrial Conglomerates	-	6,949,506	-	6,949,506
Insurance	84,929,947	39,200,464	1,838,666 [b]	125,969,077
Real Estate Investment Trusts (REITs)	-	3,517,335	-	3,517,335
Real Estate Management & Development	-	5,753,820	92,608	5,846,428
Trading Companies & Distributors	-	2,392,703	-	2,392,703
Water Utilities	-	1,718,926	-	1,718,926
All Other Equity Investments[c]	12,815,009	-	- [b]	12,815,009
Corporate Bonds and Notes	-	5,048,773	-	5,048,773
Short Term Investments	7,998,288	11,946,298	-	19,944,586
Total Investments in Securities	$ 159,443,579	$ 138,380,974	$ 9,980,587	$ 307,805,140
Forward Exchange Contracts	$ -	$ 6,061,699	$ -	$ 6,061,699
Futures Contracts	46,588	-	-	46,588
Liabilities:				
Forward Exchange Contracts	-	1,840,178	-	1,840,178
Mutual Global Discovery Fund				
Assets:				
Investments in Securities:

Mutual Global Discovery Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 16,892,704	$ 16,892,704
Automobiles	77,671,874	242,342,109	-	320,013,983
Beverages	220,056,746	379,972,631	-	600,029,377
Capital Markets	118,862,235	136,836,395	-	255,698,630
Chemicals	21,297,783	146,800,619	2,857,538	170,955,940
Commercial Banks	418,872,241	145,962,897	-[b]	564,835,138
Commercial Services & Supplies	-	40,891,137	-	40,891,137
Construction & Engineering	-	140,738,692	-	140,738,692
Construction Materials	141,503,496	6,518,940	-	148,022,436
Diversified Financial Services	148,364,623	199,011,423	4,206,815	351,582,861
Diversified Telecommunication Services	130,377,708	146,917,193	-[b]	277,294,901
Electric Utilities	250,291,198	188,557,026	-[b]	438,848,224
Electrical Equipment	-	57,798,233	-	57,798,233
Energy Equipment & Services	147,703,456	19,407,200	-	167,110,656
Food & Staples Retailing	315,584,001	179,719,903	-	495,303,904
Food Products	309,612,775	172,149,707	-	481,762,482
Health Care Providers & Services	226,098,763	85,385,538	-	311,484,301
Hotels, Restaurants & Leisure	-	115,776,269	-	115,776,269
Industrial Conglomerates	-	534,790,629	-	534,790,629
Insurance	785,451,478	169,342,154	15,171,940[b]	969,965,572
IT Services	-	216,474	-	216,474
Machinery	51,621,776	286,107,263	-	337,729,039
Marine	-	176,256,333	-	176,256,333
Media	351,150,416	375,074,726	-	726,225,142
Metals & Mining	-	135,922,653	-	135,922,653
Multi-Utilities	-	220,060,079	-	220,060,079
Oil, Gas & Consumable Fuels	543,735,834	526,785,748	-	1,070,521,582
Real Estate Investment Trusts (REITs)	-	216,963,496	-	216,963,496
Real Estate Management & Development	-	50,244,402	20,322,984	70,567,386
Textiles, Apparel & Luxury Goods	-	13,206,958	-	13,206,958
Tobacco	841,046,161	893,526,667	-	1,734,572,828
Wireless Telecommunication Services	-	342,892,169	-	342,892,169
All Other Equity Investments[c]	2,711,606,548	-	-[b]	2,711,606,548
Corporate Bonds, Notes and Senior Floating Rate Interests	-	549,075,397	10,790	549,086,187
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	150,048,912	-	150,048,912
Companies in Liquidation	-	490,860	-[b]	490,860
Short Term Investments	1,332,938,674	28,950,016	-	1,361,888,690
Total Investments in Securities	$ 9,143,847,787	$ 7,074,740,847	$ 59,462,771	$ 16,278,051,405
Forward Exchange Contracts	$ -	$ 275,993,026	$ -	$ 275,993,026
Futures Contracts	11,146,583	-	-	11,146,583
Liabilities:				
Securities Sold Short	48,804,636	-	-	48,804,636
Forward Exchange Contracts	-	31,723,189	-	31,723,189

Mutual International Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Air Freight & Logistics	$ -	$ 84,411	$ -	$ 84,411
Auto Components	-	185,714	-	185,714
Automobiles	4,669	391,094	-	395,653
Beverages	222,376	391,733	-	614,109
Capital Markets	-	669,311	-	669,311
Chemicals	-	318,967	-	318,967
Commercial Banks	388,376	704,745	-	1,093,121
Commercial Services & Supplies	-	318,175	-	318,175
Construction & Engineering	-	829,103	-	829,103
Construction Materials	132,286	140,326	-	272,612
Containers & Packaging	-	260,492	-	260,492
Diversified Financial Services	301,012	300,783	-	601,795
Diversified Telecommunication Services	196,820	178,293	-	375,113
Electric Utilities	-	188,100	-[b]	188,100
Electrical Equipment	-	13,568	-	13,568
Energy Equipment & Services	-	42,241	-	42,241
Food & Staples Retailing	500,060	179,173	-	679,233
Food Products	-	567,537	-	567,537
Hotels, Restaurants & Leisure	-	558,752	-	558,752
Household Durables	-	319,578	-	319,578
Industrial Conglomerates	-	608,817	-	608,817
Insurance	627,377	1,016,752	-	1,644,129
Machinery	-	122,794	-	122,794
Marine	-	140,953	-	140,953
Media	89,946	688,773	-	778,719
Metals & Mining	-	171,532	-	171,532

Multi-Utilities	260,236	222,164	-	482,400
Multiline Retail	-	298,565	-	298,565
Oil, Gas & Consumable Fuels	-	532,966	-	532,966
Pharmaceuticals	-	741,676	-	741,676
Real Estate Investment Trusts (REITs)	-	270,508	-	270,508
Real Estate Management & Development	-	277,119	-	277,119
Software	95,932	135,665	-	231,597
Tobacco	-	426,955	-	426,955
Trading Companies & Distributors	172,053	129,626	-	301,679
Water Utilities	-	96,562	-	96,562
Wireless Telecommunication Services	174,621	203,253	-	377,874
Short Term Investments	-	1,500,000	-	1,500,000
Total Investments in Securities	$ 3,165,654	$ 14,226,776	$ - [b]	$ 17,392,430
Forward Exchange Contracts	$ -	$ 450,035	$ -	$ 450,035
Liabilities:				
Forward Exchange Contracts	-	117,226	-	117,226

Mutual Quest Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 9,203,725	$ 9,203,725
Beverages	-	90,029,974	-	90,029,974
Chemicals	57,836,526	-	3,022,299	60,858,825
Commercial Banks	132,757,513	4,182,248	- [b]	136,939,761
Commercial Services & Supplies	-	6,082	-	6,082
Diversified Financial Services	18,378,666	-	638,934	19,017,600
Diversified Telecommunication Services	44,948,370	34,282,567	- [b]	79,230,937
Electric Utilities	40,119,079	96,101,001	- [b]	136,220,080
Food Products	-	33,833,016	-	33,833,016
Health Care Providers & Services	48,275,977	28,129,736	-	76,405,713
Insurance	224,115,751	-	9,383,014 [b]	233,498,765
IT Services	-	608,172	-	608,172
Marine	-	19,604,266	-	19,604,266
Metals & Mining	-	22,315,854	-	22,315,854
Multi-Utilities	-	95,691,948	-	95,691,948
Oil, Gas & Consumable Fuels	85,338,500	81,672,757	-	167,011,257
Pharmaceuticals	232,453,099	13,732,145	-	246,185,244
Real Estate Management & Development	-	-	31,228,864	31,228,864
Software	89,449,354	48,407,444	-	137,856,798
Tobacco	179,555,580	251,024,498	-	430,580,078
Wireless Telecommunication Services	-	109,410,062	-	109,410,062
All Other Equity Investments[c]	941,284,009	-	-	941,284,009
Options Purchased	975,250	-	-	975,250
Corporate Bonds, Notes and Senior Floating Rate Interests	-	853,654,953	11,250	853,666,203
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	257,447,769	-	257,447,769
Companies in Liquidation	-	422,756	- [b]	422,756
Municipal Bonds	-	27,691,470	-	27,691,470
Short Term Investments	166,148,406	79,343,469	-	245,491,875
Total Investments in Securities	$ 2,261,636,080	$ 2,147,592,187	$ 53,488,086	$ 4,462,716,353
Forward Exchange Contracts	$ -	$ 44,973,078	$ -	$ 44,973,078
Futures Contracts	1,527,930	-	-	1,527,930
Liabilities:				
Options Written	18,857,539	234,410	-	19,091,949
Securities Sold Short	61,214,454	-	-	61,214,454
Forward Exchange Contracts	-	12,506,451	-	12,506,451
Unfunded Loan Commitments	-	232,730	-	232,730

Mutual Shares Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Air Freight & Logistics	$ -	$ 40,795,924	$ -	$ 40,795,924
Auto Components	-	-	30,429,814	30,429,814
Automobiles	78,765,163	62,568,437	-	141,333,600
Beverages	279,503,194	241,575,927	-	521,079,121
Capital Markets	88,129,485	66,834,513	-	154,963,998
Chemicals	16,671,153	122,082,782	3,157,637	141,911,572
Commercial Banks	319,459,023	36,548,574	11,821,199 [b]	367,828,796
Commercial Services & Supplies	-	12,944	-	12,944
Consumer Finance	-	-	81,018,036	81,018,036
Diversified Financial Services	116,828,142	95,183,913	1,448,153	213,460,208
Diversified Telecommunication Services	94,151,348	35,246,644	- [b]	129,397,992
Electric Utilities	209,204,085	113,413,634	- [b]	322,617,719
Food Products	366,206,576	134,618,401	-	500,824,977
Industrial Conglomerates	-	26,334,355	-	26,334,355

Insurance	789,133,835	73,389,932	- [b]	862,523,767
IT Services	-	1,131,608	-	1,131,608
Marine	-	118,271,635	-	118,271,635
Media	528,851,033	105,767,174	-	634,618,207
Metals & Mining	-	98,685,291	-	98,685,291
Multi-Utilities	-	80,119,450	-	80,119,450
Oil, Gas & Consumable Fuels	502,337,309	260,365,388	-	762,702,697
Real Estate Management & Development	15,615,003	-	53,676,942	69,291,945
Tobacco	495,498,014	595,345,373	-	1,090,843,387
Wireless Telecommunication Services	-	229,619,464	-	229,619,464
All Other Equity Investments[c]	4,286,493,462	-	- [b]	4,286,493,462
Corporate Bonds, Notes and Senior Floating Rate Interests	-	532,907,114	23,775	532,930,889
Senior Floating Rate Interests in Reorganization	-	32,367,559	-	32,367,559
Companies in Liquidation	-	1,192,768	- [b]	1,192,768
Short Term Investments	1,121,680,408	36,716,734	-	1,158,397,142
Total Investments in Securities	$ 9,308,527,233	$ 3,141,096,538	$ 181,575,556	$ 12,631,198,327
Forward Exchange Contracts	$ -	$ 101,539,838	$ -	$ 101,539,838
Futures Contracts	3,573,268	-	-	3,573,268
Liabilities:				
Securities Sold Short	38,311,834	-	-	-
Forward Exchange Contracts	-	15,867,926	-	15,867,926
Unfunded Loan Commitments	-	5,561,122	-	5,561,122

[a]Includes common and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at September 30, 2011.
[c]For detailed categories, see the accompanying Statement of Investments.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value for the nine months ended September 30, 2011, were as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[e]	Cost Basis Adjustments[f]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual Beacon Fund										
Assets:										
Investments in Securities										
Equity Investments[c]										
Airlines	$ - [e]	$ -	$ -	$ -	$ -	$ (26,229)	$ (1,143,074)	$ 1,169,303	$ -	$ -
Auto Components	26,479,329 [e]	-	-	-	-	(506,490)	46,030	(14,893,565)	11,222,300	(15,257,026)
Chemicals	3,149,637	-	-	-	-	-	-	-	3,149,637	-
Commercial Banks	24,890,082 [e]	-	-	-	-	-	(23,318,871)	19,430,302	20,199,557 [e]	(122,077)
Computers & Peripherals	- [e]	-	-	-	-	(192,550)	(114,791)	307,341	-	-
Consumer Finance	71,120,686	-	(53,473,839)	-	-	-	(7,568,376)	3,144,233	13,222,704	(8,335,676)
Diversified Financial Services	- [e]	-	-	-	-	-	-	794,753	794,753	794,753
Diversified Telecommunication Services	- [e]	-	-	-	-	(1,339)	1,339	-	- [e]	-
Electric Utilities	21,993,584 [e]	-	(20,704,981)	-	-	-	-	(1,288,573)	- [e]	-
Insurance	40,540	-	-	-	-	(37,040)	-	(3,501)	- [e]	(3,501)
IT Services	1,107,695	-	-	-	(961,506)	-	-	(186,189)	-	-
Metals & Mining	4,571,007	-	-	-	-	-	-	(507,890)	4,063,117	(507,890)
Real Estate Management & Development	43,658,953	-	-	-	-	-	-	(5,763,011)	37,895,939	(5,763,011)
Corporate Bonds, Notes and Senior Floating Rate Interests	36,805,588	-	(38,698,419)	-	-	-	(8,496,644)	8,882,560	19,163	-
Companies in Liquidation	- [e]	-	-	-	-	(66,853)	66,853	-	- [e]	-
Total	$ 234,717,081	$ -	$ (112,058,339)	$ -	$ (961,506)	$ (933,806)	$ (40,527,340)	$ 11,873,910	$ 90,560,173	$ (27,194,633)

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[e]	Cost Basis Adjustments[f]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual European Fund										
Assets:										
Investments in Securities										
Equity Investments[c]										
Diversified Financial Services	$ - [e]	$ -	$ -	$ -	$ -	$ -	$ -	$ 633,166	$ 633,166	$ 633,166
Energy Equipment & Services	-	20,498,335	-	-	-	-	-	(3,039,189)	17,459,146	(3,039,189)
Insurance	6,110	-	-	-	-	(5,583)	-	(527)	- [e]	(527)
Real Estate Management & Development	832,889	-	-	-	-	-	-	(109,942)	722,947	(109,942)
Road & Rail	16,428,457	-	-	-	-	-	-	(1,509,375)	14,919,082	(1,509,375)
Total	$ 17,267,456	$ 20,498,335	$ -	$ -	$ -	$ (5,583)	$ -	$ (4,125,867)	$ 33,634,341	$ (4,125,867)

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[e]	Cost Basis Adjustments[f]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual Financial Services Fund										
Assets:										
Investments in Securities										
Equity Investments[c]										
Commercial Banks	$ 5,890,731 [e]	$ -	$ -	$ -	$ (185,268)	$ -	$ (11,688,152)	$ 10,447,634	$ 4,172,146 [e]	$ (100,224)
Consumer Finance	2,595,254	-	(2,595,254)	-	-	-	(598,838)	598,838	-	-
Diversified Financial Services	3,812,623	628,718	-	-	-	-	-	345,693	3,879,168	345,693
Electric Utilities	2,477,006 [e]	-	(2,331,810)	-	-	-	-	(145,136)	- [e]	-
Insurance	2,818,485	-	(838,898)	-	-	(2,097)	186,896	(135,585)	1,838,868 [e]	13,581
Real Estate Management & Development	223,830	-	-	-	-	-	-	(131,222)	92,608	(131,222)
Corporate Bonds and Notes	3,862,379	-	(4,258,829)	-	-	-	(473,030)	869,480	-	-
Total	$ 20,380,315	$ 628,718	$ (10,021,599)	$ -	$ (185,268)	$ (2,097)	$ (12,573,294)	$ 11,759,089	$ 9,980,597	$ 21,885

Mutual Global Discovery Fund

Assets:										
Investments in Securities										
Equity Investments[c]										
Airlines	$ - [d]	$ -	$ -	$ -	$ -	$ (50,459)	$ (2,198,894)	$ 2,249,353	$ -	$ -
Auto Components	40,879,881 [d]	-	-	-	-	(662,840)	68,124	(22,354,453)	16,662,704	(23,107,177)
Chemicals	2,857,539	-	-	-	-	-	-	-	2,857,538	-
Computers & Peripherals	- [d]	-	-	-	-	(60,515)	(38,309)	98,824	-	-
Consumer Finance	20,511,847	-	(20,511,847)	-	-	-	(4,734,318)	4,734,318	-	-
Diversified Financial Services	1,826,293 [d]	1,854,482	-	-	-	-	-	636,094	4,206,815	626,084
Diversified Telecommunication Services	- [d]	-	-	-	-	(1,807)	1,807	-	- [d]	-
Electric Utilities	73,420,695 [d]	-	(69,118,875)	-	-	-	-	(4,301,621)	- [d]	-
Insurance	21,801,081	-	(6,916,730)	-	-	(16,873)	1,542,165	(1,835,143)	15,171,848 [d]	111,682
IT Services	316,784	-	-	-	(283,327)	-	-	(33,377)	-	-
Real Estate Management & Development	23,413,583	-	-	-	-	-	-	(3,090,689)	20,322,894	(3,090,689)
Corporate Bonds, Notes and Senior Floating Rate Interests	19,498,570	-	(19,487,780)	-	-	-	(3,754,210)	3,754,210	10,790	-
Companies in Liquidation	- [d]	-	-	-	-	(60,191)	60,191	-	- [d]	-
Total	$ 203,326,069	$ 1,854,482	$ (116,036,432)	$ -	$ (283,327)	$ (1,081,393)	$ (9,066,224)	$ (18,354,414)	$ 59,462,771	$ (25,539,620)

Mutual International Fund

Assets:										
Investments in Securities										
Equity Investments[c]										
Electric Utilities	$ 155,713 [d]	$ -	$ (124,984)	$ -	$ -	$ -	$ -	$ (30,729)	$ - [d]	$ -

Mutual Quest Fund

Assets:										
Investments in Securities										
Equity Investments[c]										
Airlines	$ - [d]	$ -	$ -	$ -	$ -	$ (20,599)	$ (897,594)	$ 918,193	$ -	$ -
Auto Components	21,703,393 [d]	-	-	-	-	(490,481)	37,197	(12,046,391)	9,203,725	(12,409,624)
Chemicals	3,822,299	-	-	-	-	-	-	-	3,022,298	-
Commercial Banks	362,534 [d]	-	-	-	-	-	(9,227,470)	8,864,936	- [d]	-
Computers & Peripherals	- [d]	-	-	-	-	(170,009)	(101,239)	271,248	-	-
Consumer Finance	17,128,675	-	(17,128,875)	-	-	-	(3,953,451)	3,953,451	-	-
Diversified Financial Services	- [d]	-	-	-	-	-	-	638,934	638,934	638,934
Diversified Telecommunication Services	- [d]	-	-	-	-	(1,896)	1,896	-	- [d]	-
Electric Utilities	23,993,580 [d]	-	(22,587,800)	-	-	-	-	(1,405,780)	- [d]	-
Insurance	13,384,893	-	(4,278,480)	-	-	(33,792)	939,798	(642,415)	9,369,314 [d]	95,995
IT Services	889,722	-	-	-	(795,967)	-	-	(93,755)	-	-
Real Estate Management & Development	35,977,082	-	-	-	-	-	-	(4,749,118)	31,228,964	(4,749,118)
Corporate Bonds, Notes and Senior Floating Rate Interests	14,947,703	-	(14,936,450)	-	-	-	(3,135,000)	3,135,000	11,253	-
Companies in Liquidation	- [d]	-	-	-	-	(53,249)	53,249	-	- [d]	-
Total	$ 131,410,145	$ -	$ (58,932,405)	$ -	$ (795,967)	$ (769,180)	$ (16,268,470)	$ (1,155,837)	$ 53,488,886	$ (16,542,650)

Mutual Shares Fund

Assets:										
Investments in Securities										
Equity Investments[c]										
Airlines	$ - [d]	$ -	$ -	$ -	$ -	$ (81,239)	$ (3,540,225)	$ 3,621,464	$ -	$ -
Auto Components	72,828,583 [d]	-	-	-	-	(1,533,234)	117,503	(40,983,018)	30,429,814	(41,598,748)
Chemicals	3,157,837	-	-	-	-	-	-	-	3,157,837	-
Commercial Banks	12,661,515 [d]	-	-	-	(1,142,769)	-	-	302,463	11,821,199 [d]	118,784
Computers & Peripherals	- [d]	-	-	-	-	(316,833)	(188,224)	505,557	-	-
Consumer Finance	193,839,981	-	-	-	-	(14,192,163)	-	(98,429,682)	81,018,036	(98,429,682)
Diversified Financial Services	- [d]	-	-	-	-	-	-	1,449,153	1,449,153	1,449,153
Diversified Telecommunication Services	- [d]	-	-	-	-	(2,330)	2,330	-	- [d]	-
Electric Utilities	71,810,487 [d]	-	(67,591,351)	-	-	-	-	(4,219,140)	- [d]	-
Hotels Restaurants & Leisure	9,446,415	-	-	-	-	-	-	(9,446,415)	- [d]	(9,446,415)
Insurance	76,905	-	-	-	-	(70,265)	-	(6,640)	- [d]	(6,640)
IT Services	1,655,489	-	-	-	(1,481,048)	-	-	(174,452)	-	-
Oil, Gas & Consumable Fuels	- [d]	-	-	-	-	-	(2,539)	2,539	-	-
Real Estate Management & Development	61,839,843	-	-	-	-	-	-	(8,182,981)	53,678,942	(8,182,981)
Corporate Bonds, Notes and Senior Floating Rate Interests	105,834,680	-	(129,005,775)	-	-	-	-	23,394,680	23,775	-
Companies in Liquidation	- [d]	-	-	-	-	(130,461)	130,461	-	- [d]	-
Total	$ 532,851,434	$ -	$ (196,701,130)	$ -	$ (2,623,817)	$ (16,426,840)	$ (3,481,694)	$ (131,241,190)	$ 181,575,556	$ (158,077,448)

[a] The investment was transferred out of Level 3 as a result of the availability of a quoted market price in an active market for identical securities.

[b] May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

[c] Includes common and preferred stocks as well as other equity investments.

[d] Includes securities determined to have no value.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

By /s/ MATTHEW T. HINKLE
       Matthew T. Hinkle
       Chief Financial Officer and
       Chief Accounting Officer
Date November 25, 2011